              As filed with the Securities and Exchange Commission.

                                                        '33 Act File No. 2-58043
                                                       '40 Act File No. 811-2716

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                        Post-Effective Amendment No. 35            [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 36                   [x]


                           NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

   DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and Financial Statements.

 It is proposed that this filing will become effective (check appropriate space)


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on September 24, 1999 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



================================================================================

                                    1 of 142

                           NATIONWIDE VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                   Page
Part A     INFORMATION REQUIRED IN A PROSPECTUS
     Item   1.   Cover Page..................................................................................4
     Item   2.   Definitions.................................................................................6
     Item   3.   Synopsis or Highlights.....................................................................18
     Item   4.   Condensed Financial Information............................................................19
     Item   5.   General Description of Registrant, Depositor, and Portfolio Companies......................27
     Item   6.   Deductions and Expenses....................................................................29
     Item   7.   General Description of Variable Annuity contracts..........................................32
     Item   8.   Annuity Period.............................................................................38
     Item   9.   Death Benefit and Distributions............................................................30
     Item  10.   Purchases and Contract Value...............................................................33
     Item  11.   Redemptions................................................................................35
     Item  12.   Taxes......................................................................................43
     Item  13.   Legal Proceedings..........................................................................48
     Item  14.   Table of Contents of the Statement of Additional Information...............................54

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item  15.    Cover Page................................................................................64
     Item  16.    Table of Contents.........................................................................64
     Item  17.    General Information and History...........................................................64
     Item  18.    Services..................................................................................64
     Item  19.    Purchase of Securities Being Offered......................................................64
     Item  20.    Underwriters..............................................................................65
     Item  21.    Calculation of Yield Quotations of Money Market Sub-Accounts..............................65
     Item  22.    Annuity Payments..........................................................................66
     Item  23.    Financial Statements......................................................................67

Part C     OTHER INFORMATION
     Item  24.    Financial Statements and Exhibits........................................................116
     Item  25.    Directors and Officers of the Depositor..................................................118
     Item  26.    Persons Controlled by or Under Common Control with the
                  Depositor or Registrant..................................................................120
     Item  27.    Number of Contract Owners................................................................132
     Item  28.    Indemnification..........................................................................132
     Item  29.    Principal Underwriter....................................................................132
     Item  30.    Location of Accounts and Records.........................................................134
     Item  31.    Management Services......................................................................134
     Item  32.    Undertakings.............................................................................134


                                    2 of 142

                     SUPPLEMENT DATED SEPTEMBER 24, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE JULY 6, 1999, ALL REFERENCES TO WARBURG PINCUS ASSET MANAGEMENT, INC. IN YOUR PROSPECTUS CHANGED TO:

                       Credit Suisse Asset Management, LLC

2. EFFECTIVE SEPTEMBER 1, 1999 "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 52 THROUGH 60 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services, Inc. ("NAS") for the: Nationwide(R) Bond Fund - Class D, Nationwide(R) Fund - Class D, Nationwide(R) Growth Fund - Class D, Nationwide(R) Intermediate U.S. Government Bond Fund - Class D, Nationwide(R) Money Market Fund Prime Shares and the Nationwide S&P 500(R) Index Fund - Class R were transferred to Villanova Mutual Fund Capital Trust ("VMF"). VMF is an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers for each of the Funds continue to manage the Funds after the transfer to VMF.

Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services, Inc. ("NAS") for the Prestige Large Cap Growth Fund, Prestige Large Cap Value Fund, Prestige International Fund, Prestige Balanced Fund and Prestige Small Cap Fund were transferred to Villanova Mutual Fund Capital Trust ("VMF"). VMF is an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The subadviser for each of the Funds continues to subadvise the Fund after the transfer to VMF.

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity contracts

       Issued by Nationwide Life Insurance Company through its Nationwide
                                Variable Account

                   The date of this prospectus is May 1, 1999.

================================================================================


This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:

FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993:

    - American Century: Short Term Government (formerly American Century: Benham Short-Term Government)
    - American Century: Income & Growth
    - American Century: Growth (formerly American Century: Twentieth Century Growth)
    - American Century: International Growth (formerly American Century:
      Twentieth Century International Growth)
    - American Century: Ultra (formerly American Century: Twentieth Century
      Ultra)
    - Delchester Fund-Institutional Class
    - Dreyfus A Bonds Plus, Inc.
    - Dreyfus Appreciation Fund, Inc.
    - Dreyfus Balanced Fund, Inc.
    - Dreyfus S & P 500 Index Fund
    - Dreyfus Third Century Fund, Inc.
    - Evergreen Income and Growth Fund
    - Federated Bond Fund - Class F
    - Federated High Yield Trust*
    - Fidelity Advisor Balanced Fund - Class T
    - Fidelity Advisor Equity Income Fund - Class T
    - Fidelity Advisor Growth Opportunities Fund - Class T
    - Fidelity Advisor High Yield Fund - Class T
    - Fidelity Asset Manager(TM)
    - Fidelity Equity-Income Fund
    - Fidelity Magellan(R) Fund
    - Fidelity Puritan Fund
    - Fidelity VIP High Income Portfolio* (additional purchase payments or exchanges may not be made to this Fund on or after December 1, 1993).
    - Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
    - INVESCO Dynamics Fund
    - Janus Fund
    - Janus Twenty Fund
    - Janus Worldwide Fund
    - Lazard Small Cap Portfolio - Open Shares
    - MFS(R) World Governments Fund
    - Nationwide(R) Bond Fund
    - Nationwide(R) Fund
    - Nationwide(R) Growth Fund
    - Nationwide(R) Money Market Fund - Prime Shares
    - Nationwide S&P 500(R) Index Fund - Class R (sub-adviser: The Dreyfus Corporation)
    - Nationwide(R) Intermediate U.S. Government Bond Fund
    - Neuberger Berman Guardian Fund, Inc.
    - Neuberger Berman Limited Maturity Bond Fund
    - Neuberger Berman Partners Fund, Inc.
    - Oppenheimer Global Fund/VA
    - Phoenix Balanced Fund Series
    - Prestige Balanced Fund - Class A
    - Prestige International Fund - Class A
    - Prestige Large Cap Growth Fund - Class A
    - Prestige Large Cap Value Fund - Class A
    - Prestige Small Cap Fund - Class A
    - Strong Common Stock Fund, Inc.
    - Strong Total Return Fund, Inc.
    - Templeton Foreign Fund - Class A
    - Warburg Pincus Emerging Growth Fund



                                       1
                                    4 of 142

    - Warburg Pincus Global Fixed Income Fund

* The Fidelity VIP High Income Portfolio and the Federated High Yield Trust may invest in lower quality debt securities commonly referred to as junk bonds.

FOR PLANS ESTABLISHED PRIOR TO MARCH 6, 1998

    - Neuberger Berman Equity Trust(R) -
    - Neuberger Berman Genesis Trust

FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993

    - American Century: Short Term Government (formerly American Century:
      Benham Short-Term Government)
    - American Century: Growth (formerly American Century: Twentieth Century Growth)
    - MFS(R) World Governments Fund
    - Fidelity Capital & Income Fund(1)
    - Fidelity VIP High Income Portfolio(2)
    - Nationwide(R) Money Market Fund
    - Fidelity Equity - Income Fund

1 Additional purchase payments or exchanges may not be made to this Fund on or after May 1, 1991. Not available for contracts which were issued on or after May 1, 1987.

2 Additional purchase payments or exchanges may not be made to this Fund on or after December 1, 1993.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 1999) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 51.

For general information or to obtain FREE copies of the:

    - Statement of Additional Information;
    - prospectus for any underlying mutual fund; and
    - required Nationwide forms,

call:           1-800-848-6331
          TDD   1-800-238-3035

or write:

          NATIONWIDE LIFE INSURANCE COMPANY
          P.O. BOX 16609
          COLUMBUS, OHIO 43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

THIS ANNUITY IS NOT:
    - A BANK DEPOSIT              - FEDERALLY INSURED
    - ENDORSED BY A BANK OR       - AVAILABLE IN EVERY
      GOVERNMENT AGENCY             STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                       2
                                    5 of 142

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.


                                       3
                                    6 of 142

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..................................................3

SUMMARY OF STANDARD CONTRACT EXPENSES (FOR CONTRACTS ISSUED ON OR AFTER
JANUARY 1, 1993)...........................................................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES (FOR CONTRACTS ISSUED ON OR AFTER
JANUARY 1, 1993)...........................................................7

EXAMPLE (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993).................9

SUMMARY OF STANDARD CONTRACT EXPENSES (FOR CONTRACTS ISSUED PRIOR TO
JANUARY 1, 1993)..........................................................12

UNDERLYING MUTUAL FUND ANNUAL EXPENSES (FOR CONTRACTS ISSUED PRIOR TO
JANUARY 1, 1993)..........................................................13

EXAMPLE (FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)...................14

SYNOPSIS OF THE CONTRACTS.................................................15

FINANCIAL STATEMENTS......................................................15

CONDENSED FINANCIAL INFORMATION...........................................16

NATIONWIDE LIFE INSURANCE COMPANY.........................................24

NATIONWIDE ADVISORY SERVICES, INC.........................................24

INVESTING IN THE CONTRACT.................................................24
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS...........................................26
     Mortality Risk Charge
     Expense Risk Charge
     Contingent Deferred Sales Charge
     Elimination of CDSC
     Contract Maintenance Charge
     Administration Charge
     Premium Taxes

CONTRACT OWNERSHIP........................................................28
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.................................................29
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE...........................................................32
SURRENDER (REDEMPTION)....................................................32
     Surrenders Under a Qualified Plan

LOAN PRIVILEGE............................................................33
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

CONTRACT OWNER SERVICES...................................................34
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.................................................35

ANNUITIZING THE CONTRACT..................................................35
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Assumed Investment Rate
     Value of an Annuity Unit
     Exchanges Among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS............................................................37
     Death of Contract Owner
     Death of Annuitant
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS....................................................38
     Required Distributions for Qualified Plans
     Required Distributions for Individual Retirement Accounts
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS................................................40
     Federal Income Taxes
     IRAs, SEP IRAs and Individual Retirement Accounts
     Roth IRAs
     Qualified Plans and Individual Retirement Accounts
     Individual Retirement Accounts
     Withholding
     Federal Estate, Gift, and Generation Skipping Transfer Taxes

STATEMENTS AND REPORTS....................................................44


                                       4
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

YEAR 2000 COMPLIANCE ISSUES...............................................44

LEGAL PROCEEDINGS.........................................................45

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY...........................46

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..................51

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS........................52




                                       5
                                    8 of 142

SUMMARY OF CONTRACT EXPENSES
(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


The expenses listed below are charged to all contracts issued on or after January 1, 1993, unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................7%(1)

Range of CDSC over time:

---------------------------------------------------------
NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
---------------------------------------------------------
               0                           7%
---------------------------------------------------------
               1                           6%
---------------------------------------------------------
               2                           5%
---------------------------------------------------------
               3                           4%
---------------------------------------------------------
               4                           3%
---------------------------------------------------------
               5                           2%
---------------------------------------------------------
               6                           1%
---------------------------------------------------------
               7                           0%
---------------------------------------------------------

1 Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without imposition of a CDSC. The CDSC is waived:

     (a) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

     (b) for any amount withdrawn from this contract required to meet minimum distribution requirements under the Internal Revenue Code.

     This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

     Withdrawals may be restricted for contracts issued pursuant to the terms of a Qualified Plan.

MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE.............................$30(2)

VARIABLE ACCOUNT CHARGES(3)
(as a percentage of average account value)

Administration Charge.........................0.05%
Mortality and Expense Risk Charge.............1.25%
     Total Variable Account Charges...........1.30%

2 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary.

3 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.


                                       6
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



                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                                (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

    ---------------------------------------------------------------------------------------------------------------------
                                                                Management Fees Other Expenses 12b-1      Total Mutual
                                                                                                 Fees    Fund Expenses
    ---------------------------------------------------------------------------------------------------------------------
    American Century: Short Term Growth (formerly Benham            0.59%           0.00%       0.00%       0.59%
    Short-Term Government)
    ---------------------------------------------------------------------------------------------------------------------
    American Century: Income & Growth                               0.69%           0.00%       0 00%       0.69%
    ---------------------------------------------------------------------------------------------------------------------
    American Century: Growth (formerly Twentieth Century            1.00%           0.00%       0.00%       1.00%
    Growth)
    ---------------------------------------------------------------------------------------------------------------------
    American Century: International Growth (formerly Twentieth      1.35%           0.00%       0.00%       1.35%
    Century International Growth)
    ---------------------------------------------------------------------------------------------------------------------
    American Century: Ultra (formerly Twentieth Century Ultra)      1.00%           0.00%       0.00%       1.00%
    ---------------------------------------------------------------------------------------------------------------------
    Delchester Fund-Institutional Class                             0.26%           0.69%       0.00%       0.95%
    ---------------------------------------------------------------------------------------------------------------------
    Dreyfus A Bonds Plus, Inc.                                      0.65%           0.30%       0.00%       0.95%
    ---------------------------------------------------------------------------------------------------------------------
    Dreyfus Appreciation Fund, Inc.                                 0.55%           0.34%       0.00%       0.89%
    ---------------------------------------------------------------------------------------------------------------------
    Dreyfus Balanced Fund, Inc.                                     0.60%           0.32%       0.00%       0.92%
    ---------------------------------------------------------------------------------------------------------------------
    Dreyfus S & P 500 Index Fund (formerly Peoples Index            0.25%           0.25%       0.00%       0.50%
    Fund(R), Inc.)
    ---------------------------------------------------------------------------------------------------------------------
    The Dreyfus Third Century Fund, Inc.                            0.75%           0.22%       0.00%       0.97%
    ---------------------------------------------------------------------------------------------------------------------
    Evergreen Income and Growth Fund                                0.97%           0.28%       0.00%       1.25%
    ---------------------------------------------------------------------------------------------------------------------
    Federated Bond Fund - Class F                                   0.65%           0.43%       0.00%       1.08%
    ---------------------------------------------------------------------------------------------------------------------
    Federated High Yield Trust                                      0.53%           0.35%       0.00%       0.88%
    ---------------------------------------------------------------------------------------------------------------------
    Fidelity Advisor Balanced Fund - Class T                        0.46%           0.26%       0.50%       1.22%
    ---------------------------------------------------------------------------------------------------------------------
    Fidelity Advisor Equity Income Fund - Class T                   0.55%           0.45%       0.25%       1.20%
    ---------------------------------------------------------------------------------------------------------------------
    Fidelity Advisor Growth Opportunities Fund - Class T            0.46%           0.42%       0.25%       1.13%
    ---------------------------------------------------------------------------------------------------------------------
    Fidelity Advisor High Yield Fund - Class T                      0.58%           0.24%       0.25%       1.07%
    ---------------------------------------------------------------------------------------------------------------------
    Fidelity Asset Manager                                          0.42%           0.17%       0.00%       0.59%
    ---------------------------------------------------------------------------------------------------------------------
    Fidelity Equity-Income Fund                                     0.47%           0.20%       0.00%       0.67%
    ---------------------------------------------------------------------------------------------------------------------
    Fidelity Magellan(R)Fund                                        0.42%           0.17%       0.00%       0.59%
    ---------------------------------------------------------------------------------------------------------------------
    Fidelity Puritan Fund                                           0.44%           0.19%       0.00%       0.63%
    ---------------------------------------------------------------------------------------------------------------------
    Fidelity VIP High Income Portfolio                              0.58%           0.12%       0.00%       0.70%
    ---------------------------------------------------------------------------------------------------------------------
    Franklin Mutual Series Fund Inc. - Mutual Shares Fund:          0.60%           0.15%       0.35%       1.10%
    Class A
    ---------------------------------------------------------------------------------------------------------------------
    INVESCO Dynamics Fund                                           0.55%           0.28%       0.25%       1.08%
    ---------------------------------------------------------------------------------------------------------------------
    Janus Fund                                                      0.65%           0.19%       0.00%       0.84%
    ---------------------------------------------------------------------------------------------------------------------
    Janus Twenty Fund                                               0.65%           0.21%       0.00%       0.86%
    ---------------------------------------------------------------------------------------------------------------------
    Janus Worldwide Fund                                            0.65%           0.24%       0.00%       0.89%
    ---------------------------------------------------------------------------------------------------------------------
    Lazard Small Cap Portfolio - Open Shares                        0.75%           0.14%       0.25%       1.14%
    ---------------------------------------------------------------------------------------------------------------------
    MFS(R)World Governments Fund                                    0.75%           0.35%       0.25%       1.35%
    ---------------------------------------------------------------------------------------------------------------------
    Nationwide(R)Bond Fund - Class D                                0.50%           0.30%       0.00%       0.80%
    ---------------------------------------------------------------------------------------------------------------------
    Nationwide(R)Fund - Class D                                     0.57%           0.12%       0.00%       0.69%
    ---------------------------------------------------------------------------------------------------------------------
    Nationwide(R)Growth Fund - Class D                              0.58%           0.19%       0.00%       0.77%
    ---------------------------------------------------------------------------------------------------------------------
    Nationwide(R)Money Market - Prime Shares                        0.40%           0.18%       0.00%       0.58%
    ---------------------------------------------------------------------------------------------------------------------
    Nationwide Nationwide(R)Intermediate U.S. Government Bond       0.50%           0.27%       0.00%       0.77%
    Fund - Class D)
    ---------------------------------------------------------------------------------------------------------------------
    Nationwide S&P 500(R)Index Fund - Class R                       0.13%           0.23%       0.24%       0.60%
    ---------------------------------------------------------------------------------------------------------------------
    Neuberger Berman Equity Trust(R)- Neuberger Berman Genesis      1.11%           0.06%        0.00%      1.17%
    Trust
    ---------------------------------------------------------------------------------------------------------------------
    Neuberger Berman Guardian Fund, Inc.                            0.70%           0.09%       0.00%       0.79%
    ---------------------------------------------------------------------------------------------------------------------
    Neuberger Berman Limited Maturity Bond Fund                     0.65%           0.11%       0.00%       0.76%
    ---------------------------------------------------------------------------------------------------------------------



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


                                UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)
                                (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

    ---------------------------------------------------------------------------------------------------------------------
                                                                Management Fees Other Expenses 12b-1      Total Mutual
                                                                                                 Fees     Fund Expenses
    ---------------------------------------------------------------------------------------------------------------------
    Neuberger  Berman Partners Fund, Inc.                           0.71%           0.09%        0.00%       0.80%
    ---------------------------------------------------------------------------------------------------------------------
    Oppenheimer Global Fund/VA                                      0.69%           0.23%        0.22%       1.14%
    ---------------------------------------------------------------------------------------------------------------------
    Phoenix Balanced Fund Series                                    0.53%           0.19%        0.25%       0.97%
    ---------------------------------------------------------------------------------------------------------------------
    Prestige Balanced Fund - Class A                                0.25%           0.60%        0.25%       1.10%
    ---------------------------------------------------------------------------------------------------------------------
    Prestige International Fund - Class A                           0.43%           0.62%        0.25%       1.30%
    ---------------------------------------------------------------------------------------------------------------------
    Prestige Large Cap Growth Fund - Class A                        0.35%           0.60%        0.25%       1.20%
    ---------------------------------------------------------------------------------------------------------------------
    Prestige Large Cap Value Fund - Class A                         0.30%           0.60%        0.25%       1.15%
    ---------------------------------------------------------------------------------------------------------------------
    Prestige Small Cap Fund - Class A                               0.50%           0.60%        0.25%       1.35%
    ---------------------------------------------------------------------------------------------------------------------
    Strong Common Stock Fund                                        1.00%           0.20%        0.00%       1.20%
    ---------------------------------------------------------------------------------------------------------------------
    Strong Total Return Fund, Inc.                                  0.80%           0.21%        0.00%       1.01%
    ---------------------------------------------------------------------------------------------------------------------
    Templeton Foreign Fund- Class A                                 0.61%           0.26%        0.25%       1.12%
    ---------------------------------------------------------------------------------------------------------------------
    Warburg Pincus Emerging Growth Fund                             0.90%           0.32%        0.00%       1.22%
    ---------------------------------------------------------------------------------------------------------------------
    Warburg Pincus Global Fixed Income Fund                         0.55%           0.40%        0.00%       0.95%
    ---------------------------------------------------------------------------------------------------------------------


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


        -------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
        -------------------------------------------------------------------------------------------------------------------
        Delchester Fund - Institutional Class                      0.65%          0.49%          0.00%          1.14%
        -------------------------------------------------------------------------------------------------------------------
        Federated Bond Fund - Class F
        -------------------------------------------------------------------------------------------------------------------
        Federated High Yield Trust                                 0.75%          0.40%          0.00%          1.15%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Advisor Equity Income Fund - Class T              0.50%          0.46%          0.25%          1.21%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Advisor Growth Opportunities - Class T            0.46%          0.43%          0.25%          1.14%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Asset Manager                                     0.42%          0.18%          0.00%          0.60%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Magellan                                          0.42%          0.18%          0.00%          0.60%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Puritan                                           0.44%          0.21%          0.00%          0.65%
        -------------------------------------------------------------------------------------------------------------------
        Nationwide S&P 500(R)Index Fund - Class R                  0.13%          0.66%          0.24%          1.03%
        -------------------------------------------------------------------------------------------------------------------
        Nationwide Intermediate U.S. Government Bond Fund          0.50%          0.78%          0.00%          0.78%
        -------------------------------------------------------------------------------------------------------------------
        Warburg Pincus Global Fixed Income Fund                    1.00%          0.41%          0.00%          1.41%
        -------------------------------------------------------------------------------------------------------------------




                                       8
                                   11 of 142

EXAMPLE
(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.30%). The Contract Maintenance Charge is expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.


---------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END    CONTRACT AT THE END OF THE
                                  APPLICABLE TIME PERIOD      OF THE APPLICABLE TIME       APPLICABLE TIME PERIOD
                                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
                                   1     3      5      10      1     3      5     10     1       3      5      10
                                  YR.   YRS.   YRS.   YRS.    YR.   YRS.   YRS.   YRS.   YR.    YRS.   YRS.    YRS.
---------------------------------------------------------------------------------------------------------------------
American Century: Short Term      91    109    137    237     21     64    110    237     *      64    110     237
Government (formerly Benham
Short-Term Government)
---------------------------------------------------------------------------------------------------------------------
American Century: Income &        92    112    143    248     22     67    116    248     *      67    116     248
Growth
---------------------------------------------------------------------------------------------------------------------
American Century: Growth          95    122    159    281     25     77    132    281     *      77    132     281
(formerly Twentieth Century
Growth)
---------------------------------------------------------------------------------------------------------------------
American Century:                 99    133    177    317     29     88    150    317     *      88    150     317
International Growth (formerly
Twentieth Century
International Growth)
---------------------------------------------------------------------------------------------------------------------
American Century: Ultra           95    122    159    281     25     77    132    281     *      77    132     281
(formerly Twentieth Century
Ultra)
---------------------------------------------------------------------------------------------------------------------
Delchester Fund-Inst'l            92    113    143    249     22     68    116    249     *      68    116     249
---------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus              95    121    156    276     25     76    129    276     *      76    129     276
---------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.   94    119    153    270     24     74    126    270     *      74    126     270
---------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.       94    120    155    273     24     75    128    273     *      75    128     273
---------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund      90    106    132    228     20     61    105    228     *      61    105     228
(Formerly Peoples Index Fund,
Inc.)
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century         95    121    157    278     25     76    130    278     *      76    130     278
Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth       98    130    172    307     28     85    145    307     *      85    145     307
Fund
---------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F     96    125    163    289     26     80    136    289     *      80    136     289
---------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        94    118    153    268     84     73    126    268     *      73    126     268
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund    95    123    160    283     25     78    133    283     *      78    133     283
- Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund Equity      95    123    160    283     25     78    133    283     *      78    133     286
Income Fund -
Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund Growth      95    121    157    277     25     76    130    277     *      76    130     277
Opportunities Fund - Class T
---------------------------------------------------------------------------------------------------------------------



                                       9
                                   12 of 142


EXAMPLE (CONTINUED)
(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
---------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END    CONTRACT AT THE END OF THE
                                  APPLICABLE TIME PERIOD      OF THE APPLICABLE TIME       APPLICABLE TIME PERIOD
                                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
                                    1     3      5     10      1      3      5     10     1       3     5      10
                                   YR.   YRS.   YRS.   YRS.    YR.   YRS.   YRS.   YRS.   YR.    YRS.  YRS.    YRS.
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield        95    122    159    281     25     77    132    281     *      77    132     281
Fund - Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)         91    109    137    237     21     64    110    237     *      64    110     237
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund        92    112    141    246     22     67    114    246     *      67    114     246
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan Fund             91    109    137    237     21     64    110    237     *      64    110     237
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund              91    110    139    242     21     65    112    272     *      65    112     242
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income           92    113    143    249     22     68    116    249     *      68    116     249
Portfolio
---------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund        95    125    164    291     26     80    137    291     *      80    137     291
Inc.- Mutual Shares Fund:
Class A
---------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund              96    125    163    289     26     80    136    289     *      80    136     289
---------------------------------------------------------------------------------------------------------------------
Janus Fund                         93    117    150    264     23     72    123    264     *      72    123     264
---------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                  94    118    152    266    244     73    125    266     *      73    125     266
---------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund               94    119    153    270     24     74    126    810     *      74    126     270
---------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio -       97    127    166    295     27     82    139    295            82    139     295
Open Shares
---------------------------------------------------------------------------------------------------------------------
MFS(R)World Governments Fund       99    133    177    317     29     88    150    317     *      88    150     317
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund - Class D   93    116    148    260     23     71    121    269     *      71    121     260
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D        92    112    143    248     22     67    116    248     *      67    116     248
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -         93    115    147    257     23     70    120    257     *      70    120     257
Class D
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund     91    109    137    236     21     64    110    236     *      64    110     236
- Prime Shares
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Intermediate U.S.     93    115    147    258     23     70    120    258     *      70    120     258
Government Bond Fund
---------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund    95    123    160    284     25     78    133    284     *      78    133     284
- Class R
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity Trust(R)   97    128    168    299     27     83    141    299     *      83    141     299
- Neuberger Berman Genesis
Trust
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian          93    116    148    259     23     71    121    259     *      71    121     259
Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited           92    113    143    249     22     68    116    249     *      68    116     249
Maturity Bond Fund
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners          93    116    148    260     23     71    121    261     *      71    121     260
Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA         97    127    166    295     27     82    139    295     *      82    139     295
---------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series       95    121    157    278     25     76    130    278     *      76    130     278
---------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class     96    125    164    291     26     80    137    291     *      80    137     291
A
---------------------------------------------------------------------------------------------------------------------
Prestige International Fund -      98    132    175    312     28     87    148    312     *      87    148     312
Class A
---------------------------------------------------------------------------------------------------------------------


                                       10
                                   13 of 142


EXAMPLE (CONTINUED)
(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
---------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END    CONTRACT AT THE END OF THE
                                  APPLICABLE TIME PERIOD      OF THE APPLICABLE TIME       APPLICABLE TIME PERIOD
                                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
                                   1     3      5     10      1      3      5     10     1       3      5       10
                                  YR.   YRS.   YRS.   YRS.    YR.   YRS.   YRS.   YRS.   YR.    YRS.   YRS.    YRS.
---------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund    97    128    169    302     27     83    142    302     *      83    142     302
- Class A
---------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund     97    127    167    297     27     82    140    297     *      82    140     297
- Class A
---------------------------------------------------------------------------------------------------------------------
Prestige Small Cap  - Fund        99    133    177    317     29     88    150    317     *      88    150     317
Class A
---------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund          97    128    168    299     27     83    141    299     *      83    141     299
---------------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.    95    122    159    282     25     77    132    282     *      77    132     282
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class    96    126    165    293     26     81    138    293     *      81    138     293
A
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth    97    129    170    304     27     84    143    304     *      84    143     304
Fund
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed       95    121    156    276     25     76    129    276     *      76    129     276
Income Fund
---------------------------------------------------------------------------------------------------------------------

* The contracts sold under this prospectus do not permit annuitization during the first two contract years.



                                       11
                                   14 of 142

SUMMARY OF CONTRACT EXPENSES
(FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)


The expenses listed below are charged to all contracts issued prior to January 1, 1993, unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................5%(1)

(1) After the first year from the date of any purchase payment, the contract owner may withdraw 5% of that purchase payment without imposition of a CDSC.

Maximum Annual Contract Maintenance Charge.....$30(2)

Variable Account Charges(3)
(as a percentage of average account value)
Mortality and Expense Risk Charges............1.30%
     Total Variable Account Charges...........1.30%

(2) The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary.

(3) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.




                                       12
                                   15 of 142

UNDERLYING MUTUAL FUND ANNUAL EXPENSES
(FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)

                                                                                                           Total Mutual
                                                           Management Fees     Other                            Fund
                                                                              Expenses      12b-1 Fees        Expenses
    ---------------------------------------------------------------------------------------------------------------------
    American Century: Short Term Government (formerly       0.59%               0.00%           0.00%           0.59%
    Benham Short-Term Government)
    ---------------------------------------------------------------------------------------------------------------------
    American Century: Growth (formerly Twentieth Century    1.00%               0.00%           0.00%           1.00%
    Growth)
    ---------------------------------------------------------------------------------------------------------------------
    Fidelity Capital & Income Fund                          0.58%               0.23%           0.00%           0.81%
    ---------------------------------------------------------------------------------------------------------------------
    Fidelity VIP High Income Portfolio                      0.58%               0.12%           0.00%           0.70%
    ---------------------------------------------------------------------------------------------------------------------
    MFS(R)World Governments Fund                            0.75%               0.35%           0.25%           1.35%
    ---------------------------------------------------------------------------------------------------------------------
    Nationwide(R)Bond Fund - Class D                        0.50%               0.30%           0.00%           0.80%
    ---------------------------------------------------------------------------------------------------------------------
    Nationwide(R)Fund - Class D                             0.57%               0.12%           0.00%           0.69%
    ---------------------------------------------------------------------------------------------------------------------
    Nationwide(R)Growth Fund - Class D                      0.58%               0.19%           0.00%           0.77%
    ---------------------------------------------------------------------------------------------------------------------
    Nationwide(R)Money Market - Prime Shares                0.40%               0.18%           0.00%           0.58%
    ---------------------------------------------------------------------------------------------------------------------


     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

                                      13
                                  16 of 142

EXAMPLE
(FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)


The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.30%). The Contract Maintenance Charge is expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.



--------------------------------------------------------------------------------------------------------------
                         IF YOU SURRENDER YOUR     IF YOU DO NOT SURRENDER YOUR     IF YOU ANNUITIZE YOUR
                       CONTRACT AT THE END OF THE   CONTRACT AT THE END OF THE    CONTRACT AT THE END OF THE
                         APPLICABLE TIME PERIOD       APPLICABLE TIME PERIOD        APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------------------------------
                        1     3    5 Yrs.    10      1      3       5      10      1     3       5      10
                       Yr.   YRS.   YRS.    YRS.    YR.    YRS.    YRS.   YRS.    YR.   YRS.   Yrs.    Yrs.
--------------------------------------------------------------------------------------------------------------
American Century:      95    122    159     281     25     77     132     281      *     77     132     281
Growth (formerly
Twentieth Century
Growth)
--------------------------------------------------------------------------------------------------------------
American Century:      91    109    137     237     21     64     110     237      *     64     110     237
Short Term
Government (formerly
Benham Short-Term
Government)
--------------------------------------------------------------------------------------------------------------
Fidelity Capital &     93    116    149     261     23     71     122     261      *     71     122     261
Income Fund
--------------------------------------------------------------------------------------------------------------
Fidelity VIP High      92    113    143     249     22     68     116     249      *     68     116     249
Income Portfolio
--------------------------------------------------------------------------------------------------------------
MFS(R)World            99    133    177     317     29     88     150     317      *     88     150     317
Governments Fund
--------------------------------------------------------------------------------------------------------------
Nationwide(R)Money     91    109    137     236     21     64     110     236      *     64     110     236
Market Fund - Prime
Shares
--------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond      93    116    148     260     23     71     121     261      *     71     121     260
Fund - Class D
--------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund -    92    112    143     248     22     67     116     248      *     67     116     248
Class D
--------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth    93    115    147     257     23     70     120     257      *     70     120     257
Fund - Class D
--------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.



                                       14
                                   17 of 142

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are deferred variable annuity contracts. Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. Currently (and at all times after January 1, 1993), the contracts are issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.

Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing Non-Qualified Annuities or Individual Retirement Annuities. Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.

CHARGES AND EXPENSES

Nationwide deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net assets of the variable account for mortality risk assumed by Nationwide (see "Mortality Risk Charge").

Nationwide deducts an Expense Risk Charge equal to an annual rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account as compensation for Nationwide's risk in undertaking not to increase administrative charges on the contracts regardless of the actual administrative costs (see "Expense Risk Charge").

Nationwide does not deduct a sales charge from purchase payments made for these contracts. However, if any part of the contract value is surrendered, Nationwide will, with certain exceptions, deduct a Contingent Deferred Sales Charge ("CDSC") not to exceed 7% of purchase payments surrendered. For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments surrendered. This charge, when applicable, is imposed to permit Nationwide to recover sales expenses which have been advanced by Nationwide (see "Contingent Deferred Sales Charge").

On each contract anniversary, Nationwide will deduct a Contract Maintenance Charge of $30 from the contract value.

For contracts issued on or after January 1, 1993, Nationwide will assess an Administration Charge equal to an annual rate of 0.05% of the daily net assets of the variable account.

These charges are to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts (see "ContractMaintenance Charge" and "Administration Charge").

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.


                                       15
                                   18 of 142

CONDENSED FINANCIAL INFORMATION

Accumulation unit values for an accumulation unit outstanding throughout the period.

                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
American Century: Short        21.986961           23.012292             4.66%               131,664         1998
                           -------------------------------------------------------------------------------------------
Term Government                21.012508           21.986961             4.64%               138,808         1997
                           -------------------------------------------------------------------------------------------
(formerly Benham Short         20.449954           21.012508             2.75%               157,941         1996
                           -------------------------------------------------------------------------------------------
Term Government)               18.748399           20.449954             9.08%               216,620         1995
                           -------------------------------------------------------------------------------------------
                               19.087872           18.748399            -1.78%               183,649         1994
                           -------------------------------------------------------------------------------------------
                               18.563845           19.087872             2.82%               182,484         1993
                           -------------------------------------------------------------------------------------------
                               18.018283           18.563845             3.03%               177,970         1992
                           -------------------------------------------------------------------------------------------
                               16.352445           18.018283            10.19%               191,264         1991
                           -------------------------------------------------------------------------------------------
                               15.400806           16.352445             6.18%               188,328         1990
                           -------------------------------------------------------------------------------------------
                               14.188398           15.400806             8.55%               224,117         1989
----------------------------------------------------------------------------------------------------------------------
American Century: Income       14.002308           17.640513            25.98%               397,026         1998
                           -------------------------------------------------------------------------------------------
& Growth                       10.551440           14.002308            32.71%               135,424         1997
                           -------------------------------------------------------------------------------------------
                               10.000000           10.551440             5.51%                18,133         1996
----------------------------------------------------------------------------------------------------------------------
American Century:              65.572069           88.518097            34.99%               150,519         1998
                           -------------------------------------------------------------------------------------------
Growth (formerly               51.389039           65.572069            27.60%               158,492         1997
                           -------------------------------------------------------------------------------------------
Twentieth Century Growth)      45.274141           51.389039            13.51%               186,518         1996
                           -------------------------------------------------------------------------------------------
                               38.113717           45.274141            18.79%               231,124         1995
                           -------------------------------------------------------------------------------------------
                               39.197771           38.113717            -2.77%               324,141         1994
                           -------------------------------------------------------------------------------------------
                               38.275689           39.197771             2.41%               335,369         1993
                           -------------------------------------------------------------------------------------------
                               40.518750           38.275689            -5.54%               404,811         1992
                           -------------------------------------------------------------------------------------------
                               24.287059           40.518750            66.83%               410,440         1991
                           -------------------------------------------------------------------------------------------
                               25.592676           24.287059            -5.10%               401,940         1990
                           -------------------------------------------------------------------------------------------
                               18.114515           25.592676            41.28%               428,017         1989
----------------------------------------------------------------------------------------------------------------------
American Century:              15.678789           18.416900            17.46%                48,212         1998
                           -------------------------------------------------------------------------------------------
International Growth           13.268469           15.678789            18.17%                31,799         1997
                           -------------------------------------------------------------------------------------------
(formerly Twentieth            11.748911           13.268469            12.93%                 7,683         1996
                           -------------------------------------------------------------------------------------------
Century International          10.000000           11.748911            17.49%                25,477         1995
Growth)
----------------------------------------------------------------------------------------------------------------------
American Century: Ultra        16.780808           22.284614            32.80%               784,677         1998
                           -------------------------------------------------------------------------------------------
(formerly Twentieth            13.807925           16.780808            21.53%               660,821         1997
                           -------------------------------------------------------------------------------------------
Century Ultra)                 12.289075           13.807925            12.36%               530,842         1996
                           -------------------------------------------------------------------------------------------
                                9.043121           12.289075            35.89%               266,570         1995
                           -------------------------------------------------------------------------------------------
                                9.505758            9.043121            -4.87%               116,020         1994
                           -------------------------------------------------------------------------------------------
                               10.000000            9.505758            -4.94%                 2,713         1993
----------------------------------------------------------------------------------------------------------------------
Delchester Fund Inst'l         15.348845           14.911925            -2.85%                73,489         1998
                           -------------------------------------------------------------------------------------------
                               13.618147           15.348845            12.71%                87,319         1997
                           -------------------------------------------------------------------------------------------
                               12.257125           13.618147            11.10%                70,363         1996
                           -------------------------------------------------------------------------------------------
                               10.867271           12.257125            12.79%                65,214         1995
                           -------------------------------------------------------------------------------------------
                               11.511092           10.867271            -5.59%                43,997         1994
                           -------------------------------------------------------------------------------------------
                               10.000000           11.511092            15.11%                15,953         1993
----------------------------------------------------------------------------------------------------------------------

                                   19 of 142

CONDENSED FINANCIAL INFORMATION (CONTINUED)

                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation           10.000000           12.724781            27.25%                56,730         1998
Fund, Inc. - Q
----------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,         10.000000           10.755504             7.56                 14,859         1998
Inc. - Q
----------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.     11.848519           12.008201             1.35%                14,859         1998
                           -------------------------------------------------------------------------------------------
                               10.958199           11.848519             8.12%               156,006         1997
                           -------------------------------------------------------------------------------------------
                               10.819193           10.958199             1.28%               169,248         1996
                           -------------------------------------------------------------------------------------------
                                9.110600           10.819193            18.75%                53,005         1995
                           -------------------------------------------------------------------------------------------
                               10.000000            9.110600            -8.89%                15,283         1994
----------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index        22.921661           28.976575            26.42%               429,513         1998
                           -------------------------------------------------------------------------------------------
Fund                           17.509385           22.921661            30.91%               332,923         1997
                           -------------------------------------------------------------------------------------------
                               14.505515           17.509385            20.71%               187,389         1996
                           -------------------------------------------------------------------------------------------
                               10.749166           14.505515            34.95%                33,323         1995
                           -------------------------------------------------------------------------------------------
                               10.819026           10.749166            -0.65%                12,668         1994
                           -------------------------------------------------------------------------------------------
                               10.000000           10.819026             8.19%                   585         1993
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century      20.101260           25.825514            28.48%                41,708         1998
                           -------------------------------------------------------------------------------------------
Fund, Inc.                     15.742432           20.101260            27.69%                35,892         1997
                           -------------------------------------------------------------------------------------------
                               12.829548           15.742432            22.70%                21,194         1996
                           -------------------------------------------------------------------------------------------
                                9.570659           12.829548            34.05%                12,292         1995
                           -------------------------------------------------------------------------------------------
                               10.477293            9.570659            -8.65%                 7,325         1994
                           -------------------------------------------------------------------------------------------
                               10.000000           10.477293             4.77%                 2,583         1993
----------------------------------------------------------------------------------------------------------------------
Evergreen Income and           17.394044           17.031564            -2.08%                75,243         1998
                           -------------------------------------------------------------------------------------------
Growth Fund (formerly          14.032960           17.394044            23.95%                63,791         1997
                           -------------------------------------------------------------------------------------------
Evergreen Total Return         12.594984           14.032960            11.42%                65,357         1996
                           -------------------------------------------------------------------------------------------
Fund)                          10.301799           12.594984            22.26%                60,789         1995
                           -------------------------------------------------------------------------------------------
                               11.153183           10.301799            -7.63%                51,305         1994
                           -------------------------------------------------------------------------------------------
                               10.000000           11.153183            11.53%                32,321         1993
----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund -          11.076983           11.547474             4.25%               104,392         1998
Class F
                           -------------------------------------------------------------------------------------------
                               10.117861           11.076983             9.48%                33,538         1997
                           -------------------------------------------------------------------------------------------
                               10.000000           10.117861             1.18%                 9,873         1996
----------------------------------------------------------------------------------------------------------------------
Federated High Yield           10.000000            9.976102            -0.24%                49,055         1998
Trust - Q
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced      13.150098           14.984876            13.95%                31,056         1998
                           -------------------------------------------------------------------------------------------
Fund - Class T                 10.890814           13.150098            20.74%                13,345         1997
                           -------------------------------------------------------------------------------------------
                               10.177458           10.890814             7.01%                 2,740         1996
                           -------------------------------------------------------------------------------------------
                               10.000000           10.177458             1.77%                     0         1995
----------------------------------------------------------------------------------------------------------------------

                                   20 of 142

CONDENSED FINANCIAL INFORMATION (CONTINUED)

                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity        14.355400           16.455574            14.63%               103,814         1998
                           -------------------------------------------------------------------------------------------
Income Fund - Class T          11.552736           14.355400            24.26%                84,318         1997
                           -------------------------------------------------------------------------------------------
                               10.213719           11.552736            13.11%                59,163         1996
                           -------------------------------------------------------------------------------------------
                               10.000000           10.213719             2.14%                     0         1995
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth        15.224094           18.629791            22.37%               391,088         1998
                           -------------------------------------------------------------------------------------------
Opportunities Fund -           11.997760           15.224094            26.89%               315,184         1997
                           -------------------------------------------------------------------------------------------
Class - T                      10.325686           11.997760            16.19%               177,245         1996
                           -------------------------------------------------------------------------------------------
                               10.000000           10.325686             3.26%                     0         1995
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High          12.767617           12.545500            -1.74%                22,247         1998
Yield
                           -------------------------------------------------------------------------------------------
Fund - Class T                 11.241941           12.767617            13.57%               195,236         1997
                           -------------------------------------------------------------------------------------------
                               10.057673           11.241941            11.77%                70,939         1996
                           -------------------------------------------------------------------------------------------
                               10.000000           10.057673             0.58%                     0         1995
----------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager         15.016191           17.206302            14.58%               240,850         1998
                           -------------------------------------------------------------------------------------------
                               12.442308           15.016191            20.57%               244,272         1997
                           -------------------------------------------------------------------------------------------
                               11.183603           12.442308            11.25%               244,667         1996
                           -------------------------------------------------------------------------------------------
                                9.589367           11.183603            16.63%               198,546         1995
                           -------------------------------------------------------------------------------------------
                               10.415849            9.589367            -7.93%               150,536         1994
                           -------------------------------------------------------------------------------------------
                               10.000000           10.415849             4.16%                 3,292         1993
----------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income      46.743425           48.330455             3.40%                24,848         1998
                           -------------------------------------------------------------------------------------------
Fund                           41.287772           46.743425            13.21%                27,378         1997
                           -------------------------------------------------------------------------------------------
                               37.550944           41.287772             9.95%                29,770         1996
                           -------------------------------------------------------------------------------------------
                               32.589111           37.550944            15.23%                37,608         1995
                           -------------------------------------------------------------------------------------------
                               34.612981           32.589111            -5.85%                47,236         1994
                           -------------------------------------------------------------------------------------------
                               28.076548           34.612981            23.28%                59,521         1993
                           -------------------------------------------------------------------------------------------
                               22.214568           28.076548            26.39%                67,342         1992
                           -------------------------------------------------------------------------------------------
                               17.337275           22.214568            28.13%                73,366         1991
                           -------------------------------------------------------------------------------------------
                               18.269034           17.337275            -5.10%               100,081         1990
                           -------------------------------------------------------------------------------------------
                               19.118217           18.269034            -4.44%               181,935         1989
----------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income       70.928467           78.774753            11.06%               216,592         1998
                           -------------------------------------------------------------------------------------------
Fund                           55.285184           70.928467            28.30%               245,733         1997
                           -------------------------------------------------------------------------------------------
                               46.285491           55.285184            19.44%               257,747         1996
                           -------------------------------------------------------------------------------------------
                               35.576037           46.285491            30.10%               263,736         1995
                           -------------------------------------------------------------------------------------------
                               35.955883           35.576037            -1.06%               306,544         1994
                           -------------------------------------------------------------------------------------------
                               30.029661           35.955883            19.73%               305,774         1993
                           -------------------------------------------------------------------------------------------
                               26.531856           30.029661            13.18%               285,928         1992
                           -------------------------------------------------------------------------------------------
                               20.772673           26.531856            27.72%               294,858         1991
                           -------------------------------------------------------------------------------------------
                               24.479712           20.772673           -15.14%               330,860         1990
                           -------------------------------------------------------------------------------------------
                               20.898784           24.479712            17.13%               408,022         1989
----------------------------------------------------------------------------------------------------------------------

                                   21 of 142


CONDENSED FINANCIAL INFORMATION (CONTINUED)

                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund        22.253917          29.350937            31.89%               775,189         1998
                           -------------------------------------------------------------------------------------------
                                17.810611          22.253917            24.95%               655,202         1997
                           -------------------------------------------------------------------------------------------
                                16.158074          17.810611            10.23%                 6,562         1996
                           -------------------------------------------------------------------------------------------
                                11.964387          16.158074            35.05%                63,859         1995
                           -------------------------------------------------------------------------------------------
                                12.346838          11.964387            -3.10%                07,064         1994
                           -------------------------------------------------------------------------------------------
                                10.000000          12.346838            23.47%                 9,100         1993
----------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund           19.778111          22.760633            15.08%               631,678         1998
                           -------------------------------------------------------------------------------------------
                                16.377974          19.778111            20.76%                99,590         1997
                           -------------------------------------------------------------------------------------------
                                14.410892          16.377974            13.65%                75,617         1996
                           -------------------------------------------------------------------------------------------
                                12.020413          14.410892            19.89%                01,466         1995
                           -------------------------------------------------------------------------------------------
                                11.972512          12.020413             0.40%                61,179         1994
                           -------------------------------------------------------------------------------------------
                                10.000000          11.972512            19.73%                 4,320         1993
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High               25.310146          23.899779            -5.57%                 5,077         1998
                           -------------------------------------------------------------------------------------------
Income Portfolio                21.793257          25.310146            16.14%                 0,793         1997
                           -------------------------------------------------------------------------------------------
                                19.364421          21.793257            12.54%                 2,382         1996
                           -------------------------------------------------------------------------------------------
                                16.267014          19.364421            19.04%                 2,970         1995
                           -------------------------------------------------------------------------------------------
                                16.739460          16.267014            -2.82%                 4,151         1994
                           -------------------------------------------------------------------------------------------
                                14.073333          16.739460            18.94%                 2,931         1993
                           -------------------------------------------------------------------------------------------
                                11.587552          14.073333            21.45%                 2,842         1992
                           -------------------------------------------------------------------------------------------
                                10.000000          11.587552            15.88%                 0,365         1991
----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series          10.000000           9.868029            -1.32%                18,848         1998
Fund, Inc. - Mutual
Series Fund: Class A - Q
----------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund - Q       10.000000          10.504025             5.04%                     0         1998(1)
----------------------------------------------------------------------------------------------------------------------
Janus Fund                      14.640570          20.070038            37.09%               303,830         1998
                           -------------------------------------------------------------------------------------------
                                12.087447          14.640570            21.12%                35,485         1997
                           -------------------------------------------------------------------------------------------
                                10.239338          12.087447            18.05%                33,123         1996
                           -------------------------------------------------------------------------------------------
                                10.000000          10.239338             2.39%                     0         1995
----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund               18.897600          32.342568            71.15%               507,576         1998
                           -------------------------------------------------------------------------------------------
                                14.762398          18.897600            28.01%                12,701         1997
                           -------------------------------------------------------------------------------------------
                                11.699046          14.762398            26.18%                30,288         1996
                           -------------------------------------------------------------------------------------------
                                 8.701036          11.699046            34.46%                 6,594         1995
                           -------------------------------------------------------------------------------------------
                                 9.451097           8.701036            -7.94%                 6,135         1994
                           -------------------------------------------------------------------------------------------
                                10.000000           9.451097            -5.49%                 1,020         1993
----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund            12.268712          15.241714            24.23%               459,107         1998
                           -------------------------------------------------------------------------------------------
                                10.317427          12.268712            18.91%                23,968         1997
                           -------------------------------------------------------------------------------------------
                                10.000000          10.317427             3.17%                 5,099         1996
----------------------------------------------------------------------------------------------------------------------

                                       19

                                   22 of 142

CONDENSED FINANCIAL INFORMATION (CONTINUED)
                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap                10.000000          10.448830             4.49%                    45         1998(1)
Portfolio - Open Shares -
Q
----------------------------------------------------------------------------------------------------------------------
MFS(R)World                     36.509244          37.527462             2.79%                19,990         1998
                           -------------------------------------------------------------------------------------------
Governments Fund - Q            36.879814          36.509244            -1.00%                 0,631         1997
                           -------------------------------------------------------------------------------------------
                                35.454983          36.879814             4.02%                 8,013         1996
                           -------------------------------------------------------------------------------------------
                                31.104159          35.454983            13.99%                 4,015         1995
                           -------------------------------------------------------------------------------------------
                                33.728667          31.104159            -7.78%                 9,642         1994
                           -------------------------------------------------------------------------------------------
                                28.864451          33.728667            16.85%                 5,016         1993
                           -------------------------------------------------------------------------------------------
                                28.856612          28.864451             0.03%                48,580         1992
                           -------------------------------------------------------------------------------------------
                                25.777493          28.856612            11.94%                39,397         1991
                           -------------------------------------------------------------------------------------------
                                22.152081          25.777493            16.37%                44,525         1990
                           -------------------------------------------------------------------------------------------
                                20.902197          22.152081             5.98%                44,572         1989
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund - Q      40.827520          43.667785             6.96%                36,470         1998
                           -------------------------------------------------------------------------------------------
                                37.842928          40.827520             7.89%                41,735         1997
                           -------------------------------------------------------------------------------------------
                                37.782872          37.842928             0.16%                42,476         1996
                           -------------------------------------------------------------------------------------------
                                30.832258          37.782872            22.54%                38,843         1995
                           -------------------------------------------------------------------------------------------
                                33.991130          30.832258            -9.29%                35,282         1994
                           -------------------------------------------------------------------------------------------
                                31.104546          33.991130             9.28%                35,392         1993
                           -------------------------------------------------------------------------------------------
                                29.186916          31.104546             6.57%                21,409         1992
                           -------------------------------------------------------------------------------------------
                                25.300143          29.186916            15.36%                18,724         1991
                           -------------------------------------------------------------------------------------------
                                23.686756          25.300143             6.81%                16,600         1990
                           -------------------------------------------------------------------------------------------
                                21.674206          23.686756             9.29%                20,519         1989
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Q           97.524886         125.467347             28.65%               59,155         1998
                           -------------------------------------------------------------------------------------------
                                70.764576          97.524886             37.82%               45,672         1997
                           -------------------------------------------------------------------------------------------
                                57.857937          70.764576             22.31%               34,681         1996
                           -------------------------------------------------------------------------------------------
                                45.095466          57.857937             28.30%               30,473         1995
                           -------------------------------------------------------------------------------------------
                                45.422888          45.095466             -0.72%               32,311         1994
                           -------------------------------------------------------------------------------------------
                                43.104048          45.422888              5.38%               32,770         1993
                           -------------------------------------------------------------------------------------------
                                42.418147          43.104048              1.62%               30,648         1992
                           -------------------------------------------------------------------------------------------
                                33.001868          42.418147             28.53%               28,864         1991
                           -------------------------------------------------------------------------------------------
                                33.337339          33.001868             -1.01%               27,869         1990
                           -------------------------------------------------------------------------------------------
                                25.242361          33.337339             32.07%               26,210         1989
----------------------------------------------------------------------------------------------------------------------

                                   23 of 142


CONDENSED FINANCIAL INFORMATION (CONTINUED)

                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth            93.947252          121.157545             21.14%                  218         1998
                           -------------------------------------------------------------------------------------------
Fund - Q                       75.405663           93.947252             24.59%               46,513         1997
                           -------------------------------------------------------------------------------------------
                               65.471148           75.405663             15.17%               48,441         1996
                           -------------------------------------------------------------------------------------------
                               51.535806           65.471148             27.04%               48,841         1995
                           -------------------------------------------------------------------------------------------
                               51.458079           51.535806              0.15%               48,009         1994
                           -------------------------------------------------------------------------------------------
                               46.832151           51.458079              9.88%               48,190         1993
                           -------------------------------------------------------------------------------------------
                               44.639577           46.832151              4.91%               48,853         1992
                           -------------------------------------------------------------------------------------------
                               33.241418           44.639577             34.29%               42,168         1991
                           -------------------------------------------------------------------------------------------
                               36.439953           33.241418             -8.78%               43,789         1990
                           -------------------------------------------------------------------------------------------
                               32.118373           36.439953             13.46%               53,223         1989
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money             20.316392           21.071063              3.71%              503,152         1998
                           -------------------------------------------------------------------------------------------
                               19.580907           20.316392              3.76%              325,458         1997
                           -------------------------------------------------------------------------------------------
Market Fund - Prime Shares     18.898613           19.580907              3.61%              327,248         1996
                           -------------------------------------------------------------------------------------------
                               18.146709           18.898613              4.14%              424,693         1995
                           -------------------------------------------------------------------------------------------
                               17.721943           18.146709              2.40%              326,464         1994
                           -------------------------------------------------------------------------------------------
                               17.504831           17.721943              1.24%              294,859         1993
                           -------------------------------------------------------------------------------------------
                               17.183173           17.504831              1.87%              303,845         1992
                           -------------------------------------------------------------------------------------------
                               16.480790           17.183173              4.26%              450,748         1991
                           -------------------------------------------------------------------------------------------
                               15.478296           16.480790              6.48%              548,549         1990
                           -------------------------------------------------------------------------------------------
                               14.401492           15.478296              7.48%              568,349         1989
----------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index     10.000000           10.015679              0.16%                    0         1998(1)
Fund - Class R - Q
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)                  11.156351           11.915504              6.80%               43,459         1998
                           -------------------------------------------------------------------------------------------
Intermediate U.S.              10.324818           11.156351              8.05%                6,737         1997
Government Bond Fund
                           -------------------------------------------------------------------------------------------
                               10.124709           10.324818              1.98%                6,372         1996
                           -------------------------------------------------------------------------------------------
                               10.000000           10.124709              1.25%                    0         1995
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity        10.000000            9.266508             -7.33%               67,525         1998
Trust(R)Neuberger Berman
Genesis Trust - Q
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman               17.024633           17.198573              1.02%              436,072         1998
                           -------------------------------------------------------------------------------------------
Guardian Fund                  14.625126           17.024633             16.41%              448,443         1997
                           -------------------------------------------------------------------------------------------
                               12.571028           14.625126             16.34%              357,346         1996
                           -------------------------------------------------------------------------------------------
                                9.640402           12.571028             30.40%              139,046         1995
                           -------------------------------------------------------------------------------------------
                               10.000000            9.640402             -3.60%               25,549         1994
----------------------------------------------------------------------------------------------------------------------

                                   24 of 142


CONDENSED FINANCIAL INFORMATION (CONTINUED)

                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman               11.672986           12.056542              3.29%               81,393         1998
                           -------------------------------------------------------------------------------------------
Limited Maturity Bond          11.068501           11.672986              5.46%               67,262         1997
                           -------------------------------------------------------------------------------------------
Fund                           10.735070           11.068501              3.11%               74,163         1996
                           -------------------------------------------------------------------------------------------
                                9.833352           10.735070              9.17%               91,976         1995
                           -------------------------------------------------------------------------------------------
                                9.995028            9.833352             -1.62%               89,231         1994
                           -------------------------------------------------------------------------------------------
                               10.000000            9.995028             -0.05%                  423         1993
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman               23.764888           24.928856              4.90%              374,224         1998
                           -------------------------------------------------------------------------------------------
Partners Fund                  18.631249           23.764888             27.55%              312,513         1997
                           -------------------------------------------------------------------------------------------
                               14.924653           18.631249             24.84%              222,551         1996
                           -------------------------------------------------------------------------------------------
                               11.183371           14.924653             33.45%               73,504         1995
                           -------------------------------------------------------------------------------------------
                               11.548721           11.183371             -3.16%               38,329         1994
                           -------------------------------------------------------------------------------------------
                               10.000000           11.548721             15.49%                9,926         1993
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA     21.669822           24.105920             11.24%              301,407         1998
                           -------------------------------------------------------------------------------------------
                               18.022572           21.669822             20.24%              262,844         1997
                           -------------------------------------------------------------------------------------------
                               15.538850           18.022572             15.98%              228,413         1996
                           -------------------------------------------------------------------------------------------
                               13.503390           15.538850             15.07%              160,871         1995
                           -------------------------------------------------------------------------------------------
                               14.119303           13.503390             -4.36%               87,590         1994
                           -------------------------------------------------------------------------------------------
                               10.000000           14.119303             41.19%                5,128         1993
----------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund          14.235004           16.652539             16.98%               47,793         1998
                           -------------------------------------------------------------------------------------------
Series                         12.187868           14.235004             16.80%               46,629         1997
                           -------------------------------------------------------------------------------------------
                               11.373217           12.187868              7.16%               43,659         1996
                           -------------------------------------------------------------------------------------------
                                9.338434           11.373217             21.79%               23,786         1995
                           -------------------------------------------------------------------------------------------
                               10.000000            9.338434             -6.62%                9,028         1994
----------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Q     10.000000           10.034647              0.35%                    0         1998(1)
----------------------------------------------------------------------------------------------------------------------
Prestige International         10.000000           10.035113              0.35%                  181         1998(1)
Fund - Q
----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth      10.000000           10.084070              0.84%                    0         1998(1)
Fund - Q
----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value       10.000000           10.229636              2.30%                    0         1998(1)
Fund - Q
----------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -      10.000000           10.359298              3.59%                   45         1998(1)
Q
----------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund,      10.000000           10.418119              4.18%                    0         1998(1)
Inc. - Q
----------------------------------------------------------------------------------------------------------------------
Strong Total Return            20.549313           26.782090             30.33%               75,602         1998
                           -------------------------------------------------------------------------------------------
Fund, Inc.                     16.766964           20.549313             22.56%               78,495         1997
                           -------------------------------------------------------------------------------------------
                               14.893186           16.766964             12.58%               63,801         1996
                           -------------------------------------------------------------------------------------------
                               11.881033           14.893186             25.35%               41,291         1995
                           -------------------------------------------------------------------------------------------
                               12.205201           11.881033             -2.66%               19,727         1994
                           -------------------------------------------------------------------------------------------
                               10.000000           12.205201             22.05%                3,939         1993
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign              13.604014           12.770793             -6.12%              318,666         1998
                           -------------------------------------------------------------------------------------------
Fund - Class A                 12.923758           13.604014              5.26%              354,769         1997
                           -------------------------------------------------------------------------------------------
                               11.097523           12.923758             16.46%              266,477         1996
                           -------------------------------------------------------------------------------------------
                               10.000000           11.097523             10.98%               69,083         1995
----------------------------------------------------------------------------------------------------------------------

                                   25 of 142

                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging        14.140391           14.769496              4.45%              338,034         1998
                           -------------------------------------------------------------------------------------------
Growth Fund                    11.814248           14.140391             19.69%              316,835         1997
                           -------------------------------------------------------------------------------------------
                               10.895016           11.814248              8.44%              250,912         1996
                           -------------------------------------------------------------------------------------------
                               10.000000           10.895016              8.95%                    0         1995
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global          10.000000           10.651516              6.52%               14,079         1998(1)
Fixed Income Fund - Q
----------------------------------------------------------------------------------------------------------------------

(1) The INVESCO Dynamics fund, Lazard Small Cap Portfolio - Open Shares, Nationwide S&P 500(R) Index Fund - Class R, Prestige Balanced Fund, Prestige International Fund, Prestige Large Cap Growth Fund, Prestige Large Cap Value Fund, Prestige Small Cap Fund, and Strong Common Stock Fund, Inc. were added to the variable account November 2, 1998. Consequently, the condensed financial information reflects the reporting period from November 2, 1998 to December 31, 1998.

                                   26 of 142

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE ADVISORY SERVICES, INC.

The contracts are distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on March 3, 1976, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified contracts. The other contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

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The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

For contracts issued after January 1, 1993, the underlying mutual fund options offered are also available to the general public. (Based on Nationwide's marketing plan for the contracts, Nationwide does not anticipate any disadvantages to this.) There is, however, a possibility that a material conflict may arise between those with interests in the contracts, the variable account and the various individuals and entities holding shares of the funds. A conflict may occur due to a number of reasons, including a change in law affecting the operations of variable annuity separate accounts or differences in the voting instructions of the owners and others maintaining a voting interest in the underlying mutual funds. In the event of conflict, Nationwide will take any steps necessary to protect those with interests in the contracts.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)       further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the

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         underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY RISK CHARGE

Nationwide deducts a Mortality Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net assets of the variable account. By guaranteeing the contract's annuity rate, Nationwide assumes the Mortality Risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population. Nationwide expects to generate a profit from this charge.

EXPENSE RISK CHARGE

Nationwide deducts an Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account. By guaranteeing the contract's annuity rate, Nationwide assumes the Expense Risk. These guarantees cannot change regardless of its annual expenses. Nationwide expects to generate profit from this charge.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No deduction for a sales charge is made from the purchase payments for this contract. However, if any part of the contract value of such contracts is surrendered, Nationwide will, with certain exceptions, deduct a CDSC (see "Elimination of CDSC"). The CDSC will not exceed the lesser of 7% of purchase payments surrendered.

The CDSC, when it is applicable, will be used to cover expenses relating to the sale of the contract, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. Nationwide attempts to recover its distribution costs relating to the sale of the contract from the CDSC. Any shortfall will be made up from the general account of Nationwide, which may indirectly include portions of the Mortality Risk Charge and Expense Risk Charge since Nationwide expects to generate a profit through

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these charges. Gross distribution allowances which may be paid on the sale of these contracts are not more than 5.25% of the purchase payments.

If part or all of the contract value is surrendered, a CDSC will be deducted by Nationwide. For purposes of the CDSC, surrenders under a contract come first from the purchase payments which have been on deposit under the contract for the longest time period. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For contracts issued on or after January 1, 1993, the CDSC will apply in the amounts set forth below. In no event will any CDSC be made against any values which have been held under the contract for at least 84 months, or to commencement of an annuity payout under contracts which have been in effect for at least two years or upon the death of the annuitant.

-------------------------------- -----------------------
 NUMBER OF YEARS FROM DATE OF       CDSC PERCENTAGE
       PURCHASE PAYMENT
-------------------------------- -----------------------
               0                           7%
-------------------------------- -----------------------
               1                           6%
-------------------------------- -----------------------
               2                           5%
-------------------------------- -----------------------
               3                           4%
-------------------------------- -----------------------
               4                           3%
-------------------------------- -----------------------
               5                           2%
-------------------------------- -----------------------
               6                           1%
-------------------------------- -----------------------
               7                           0%
-------------------------------- -----------------------

Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:

a) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

b) for any amount withdrawn from this contract in order to meet minimum distribution requirements under the Internal Revenue Code.

Withdrawals may be restricted for contracts issued pursuant to the terms of a Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the fixed account option of this annuity. The contract owner may be subject to a tax penalty if withdrawals are taken prior to age 59 1/2.

For contracts issued before January 1, 1993 a CDSC will be deducted by Nationwide equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. In no event will any CDSC be made against any values which have been held under the contract for at least 96 months. Certain partial surrenders may be requested for which no CDSC will be assessed. For any purchase payments made, the contract owner (or annuitant, if applicable) may, after the first year from the date of each such purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

ELIMINATION OF CDSC

For contracts sold pursuant to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Code, SEP-IRA contracts sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:

1) the plan participant experiences a case of hardship (as defined for purposes of Internal Revenue Code Section 401(k));
2) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));
3) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date;
4) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date;
5)       the plan participant dies; or
6)       the plan participant annuitizes after 2 years in the contract.

For Individual Retirement Accounts, Nationwide will waive the CDSC when:

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   1)   the designated annuitant dies; or

   2)   the contract owner annuitizes after 2 years in the contract.

When a contract is exchanged for another contract issued by Nationwide or any of its affiliate insurance companies, of the type and class which Nationwide determined is eligible for such exchange, Nationwide will waive the CDSC on the first contract.

In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

CONTRACT MAINTENANCE CHARGE

Each year on the contract anniversary (and on the date of surrender in any year in which the entire contract value is surrendered), Nationwide deducts a Contract Maintenance Charge of $30 from the contract value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued pursuant to Qualified Plans described in Section 401 of the Internal Revenue Code, established on or after January 1, 1993 and SEP-IRA contracts established on or after January 1, 1993 and before August 1, 1994, the Contract Maintenance Charge varies from $30 to $0. Underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in
Section 401 of the Code and SEP-IRA contracts established on or after August 1, 1994, the Contract Maintenance Charge varies from $12 to $0. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be allocated between the fixed account and variable account in the same percentages as the purchase payment investment allocations are to the fixed account and variable account.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 0.05% of the daily net assets of the variable account for contracts issued after January 1, 1993. The Administration Charge is designed only to reimburse Nationwide for administrative expenses. Nationwide will monitor this charge to ensure that it does not exceed annual administration expenses.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

   (1)  the time the contract is surrendered;
   (2)  annuitization; or
   (3)  such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Contract rights may be exercised by the annuitant if the contract owner has authorized the annuitant to exercise such rights. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or

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

actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

-     on a Nationwide form;

-     signed by the contract owner; and

 -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Although not the contract owner, the annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survive the annuitant, the contingent beneficiaries receive the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-   New Year's Day              -     Independence Day
-   Martin Luther King, Jr. Day -     Labor Day
-   Presidents' Day             -     Thanksgiving
-   Good Friday                 -     Christmas
-   Memorial Day

Nationwide also will not price purchase payments if:

   (1)  trading on the New York Stock Exchange is restricted;

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   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

   1) the value of amounts allocated to the sub-accounts of the variable account; and

   2) amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

   (a)  is:

       (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

   (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

   (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

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Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)       adding any interest earned on the amounts allocated.

TRANSFERS

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account from the variable account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.


Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

For transfers involving the variable account, Nationwide determines contract value as of the date the completed transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account,

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and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemption)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a) the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

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Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, contract maintenance charge underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A QUALIFIED PLAN

The contract surrender provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

Loans are available only for contracts issued on or before January 1, 1993.

The loan privilege is only available to owners of Qualified Contracts. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


--------------- ------------ --------------------------
                CONTRACT     MAXIMUM OUTSTANDING LOAN
                VALUES       BALANCE ALLOWED
--------------- ------------ --------------------------
Non-ERISA       up to        up to 80% of contract
Plans           $20,000      value (not more than
                             $10,000)
--------------- ------------ --------------------------
                $20,000      up to 50% of contract
                and over     value (not more than
                             $50,000*)
--------------- ------------ --------------------------
ERISA Plans     All          up to 50% of contract
                             value (not more than
                             $50,000*)
--------------- ------------ --------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

LOAN PROCESSING FEE

Nationwide may charge a Loan Processing Fee at the time each new loan is processed. If assessed it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.


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
Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

      -   the contract is surrendered;

      -   the contract owner/annuitant dies;

      - the contract owner who is not the annuitant dies prior to annuitization; or

      -   annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Contract owners (or annuitants if authorized) may participate in this program if their contract value is $15,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Money Market Fund to any other underlying mutual fund. The minimum monthly transfer is $100.

DOLLAR COST AVERAGING FROM THE FIXED ACCOUNT

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts

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from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owner that wish to utilize dollar cost averaging from the fixed account should first inquire as to whether any enhanced rate dollar cost averaging programs are available.

ENHANCED RATE DOLLAR COST AVERAGING PROGRAM

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners (or annuitants if authorized) to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. A CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same

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throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment. The assumed investment rate of 3.5% is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will

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
          result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified contracts will be made until an annuity payment option has been elected. Qualified contracts, IRAs, SEP IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code. Death Benefits

DEATH OF CONTRACT OWNER

If the contract owner and the annuitant are not the same person and the contract owner dies prior to the annuitization date, then the annuitant becomes the contract owner. In such event, the entire interest in the contract value, less any applicable deductions (which may include a CDSC), must be distributed in accordance with the appropriate "Required Distributions" section.

DEATH OF ANNUITANT

If the contract owner and annuitant are not the same person, and the annuitant dies prior to the annuitization date, then the contingent annuitant becomes the annuitant and no death benefit is payable. In the event there is no living contingent annuitant, then, upon the annuitant's death, a death benefit will be payable to the beneficiary, the contingent beneficiary, the contract owner, or the contract owner's estate, as specified in the "beneficiary" section.

DEATH OF CONTRACT OWNER/ANNUITANT

If any contract owner and the annuitant are the same person, and such person dies before the annuitization date, a death benefit will be payable to the beneficiary, contingent beneficiary, or the last surviving contract owner's estate, as specified in the "Beneficiary" section and in accordance with the appropriate "Required Distributions" section.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

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The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and

     (3)  any state required form(s).

DEATH BENEFIT PAYMENT

For contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

     - If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

          1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

          2)   Nationwide approved the request.

     - If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

          1)   the contract value; or

          2) the sum of all purchase payments, less an adjustment for amounts surrendered.

     The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

For contracts issued prior to May 1, 1998 or a date prior to approval of applicable contract modifications by state insurance authorities:

      - If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

          1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

          2)   Nationwide approved the request.

     - If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

          1)   the contract value; or

          2)   the sum of all purchase payments, less any amounts surrendered.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS

Distributions from Qualified Contracts will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

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     b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

     a)   the annuitant's life expectancy, or if applicable;

     b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ACCOUNTS

Distributions from an Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age
               70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a

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          distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          1) treat the contract as a Roth IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax adviser to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

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Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Individual Retirement Annuities and Individual Retirement Accounts; (2) Roth IRAs; (3) SEP IRAs; (4) Qualified contracts; (5) Tax Sheltered Annuities; and
(6) Non-Qualified contracts. Each type of annuity is discussed below.

INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND INDIVIDUAL RETIREMENT ACCOUNTS

Distributions from Individual Retirement Annuities, SEP IRAs and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of these Individual Retirement Annuities or SEP IRAs, or the annuitant under contracts held by Individual Retirement Accounts must annually report to the Internal Revenue
Service:

     -    the amount of nondeductible purchase payments;

     -    the amount of any distributions;

     - the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

     - the total balance in all Individual Retirement Annuities, SEP IRAs and Individual Retirement Accounts.

ROTH IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

     (i) it is made on or after the date on which the contract owner attains age 59 1/2;

     (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

     (iii) it is attributable to the contract owner's disability; or

     (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A non-qualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Taxable distributions will not receive the same favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

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

QUALIFIED PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

The contracts may be purchased as Qualified Plans (contracts issued on or before January 1, 1993), Individual Retirement Accounts (funded after January 1, 1993), and other plans receiving favorable tax treatment.

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from Qualified Plans, SEP IRAs, Individual Retirement Annuities and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.

The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into other Qualified Plans, SEP IRAs or Individual Retirement Annuities. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or an Individual Retirement Account. Distributions that may not be rolled over are those that are:

     a) one of a series of substantially equal annual (or more frequent) payments made:

          1)   over the life (or life expectancy) of the contract owner;

          2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary;

          3)   for a specified period of ten years or more; or

     b)   a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

The contracts are available for Qualified Plans electing to comply with Section 404(c) of ERISA. It is the plan's responsibility to determine and satisfy the requirements of 404(c).

Individual Retirement Accounts, SEP IRAs and Individual Retirement Annuities may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the Individual Retirement Account, SEP IRA or Individual Retirement Annuity does not qualify for the desired tax treatment.

INDIVIDUAL RETIREMENT ACCOUNTS

The Internal Revenue Service issued a ruling on September 25, 1981 that Individual Retirement Annuities could not be established using variable annuity contracts that allocated assets to separate accounts of life insurance companies, if the separate account purchased shares of publicly available mutual funds. The owner of such a contract is treated as the owner of the underlying mutual fund shares purchased and is taxed on any dividends accruing or recognized gains.

It is possible to establish an Individual Retirement Account funded with such a variable annuity contract, by depositing the funds in a trust or custodial account which qualifies under Section 408 of the Internal Revenue Code, and having the trustee or custodian purchase the contract. Such an Individual Retirement Account is subject to rules which are comparable to those which apply to Individual Retirement Annuities. The trustee or custodian is treated as the owner of the underlying mutual fund shares, and the individual establishing the account is taxed in the manner described in "Required Distributions For Individual Retirement Accounts."

                                   45 of 142

ROTH IRAs

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.

For rollovers from Individual Retirement Annuities and Individual Retirement Accounts, all of the income from the rollover will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.

A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of all or a portion of the four year spread, subjecting to the amount deferred under the four year election to current taxation.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required) or if it is an eligible rollover distribution. Mandatory back-up withholding rates are 31% of income that is distributed.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

     - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

     - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

                                   46 of 142

STATEMENTS AND REPORTS

Nationwide will mail contract owners (or annuitants if authorized) all statements and reports required by law. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000

                                   47 of 142
compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

The general distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Company). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Company). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At the hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil

                                   48 of 142
conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs'petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;
     -    real estate;
     -    stocks and bonds;
     -    closed-end funds;
     -    bank money market deposit accounts and passbook savings; CDs; and
     -    the Consumer Price Index.

MARKET INDEXES

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;
     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     -    Donoghue Money Fund Average;
     -    U.S. Treasury Note Index;
     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     -    Dow Jones Industrial Average.

TRACKING & RATING SERVICES; PUBLICATIONS

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;
     -    CDA/Wiesenberger;
     -    Morningstar;
     -    Donoghue's;
     -    magazines such as:
          -    Money;
          -    Forbes;
          -    Kiplinger's Personal Finance Magazine;
          -    Financial World;
          -    Consumer Reports;
          -    Business Week;
          -    Time;

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                                   49 of 142

          -    Newsweek;
          -    National Underwriter; and
          -    News and World Report;
     -    LIMRA;
     -    Value;
     -    Best's Agent Guide;
     -    Western Annuity Guide;
     -    Comparative Annuity Reports;
     -    Wall Street Journal;
     -    Barron's;
     -    Investor's Daily;
     -    Standard & Poor's Outlook; and
     -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

FINANCIAL RATING SERVICES

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                                   50 of 142

UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

NON-STANDARDIZED TOTAL RETURN

                                                                         10 Years To
                                                                         12/31/98
                                                 1 Year To   5 Years To  or Life     Date Fund
           Sub-Account Options                   12/31/98    12/31/98    of Fund     Effective
----------------------------------------------------------------------------------------------
 American Century: Short-Term Government           4.36%      3.52%      4.71%       12/15/82
 (formerly Benham Short-Term Government)
----------------------------------------------------------------------------------------------
 American Century: Income & Growth                25.68%     22.07%     19.92%       12/17/90
----------------------------------------------------------------------------------------------
 American Century: Growth  (formerly              34.69%     17.43%     17.03%       10/31/58
 Twentieth Century Growth)
----------------------------------------------------------------------------------------------
  American Century: International Growth          17.16%      9.95%     12.99%       05/01/91
  (formerly Twentieth Century
  International Growth)
----------------------------------------------------------------------------------------------
 American Century: Ultra (formerly                32.50%     18.33%     22.30%       11/02/81
 Twentieth Century Ultra)
----------------------------------------------------------------------------------------------
 Delchester Fund-Institutional Class              -3.15%      5.04%      7.62%       08/20/70
----------------------------------------------------------------------------------------------
 Dreyfus A Bonds Plus, Inc.                        1.05%      3.79%      7.08%       06/25/76
----------------------------------------------------------------------------------------------
 Dreyfus Appreciation Fund, Inc.                  28.85%     22.78%     16.82%       01/31/84
----------------------------------------------------------------------------------------------
 Dreyfus Balanced Fund, Inc.                       7.96%     11.62%     11.00%       09/30/92
----------------------------------------------------------------------------------------------
 Dreyfus S & P 500 Index Fund                     26.12%     21.54%     15.43%       01/02/90
----------------------------------------------------------------------------------------------
 Dreyfus Third Century Fund, Inc.                 28.18%     19.52%     15.11%       03/29/72
----------------------------------------------------------------------------------------------
 Evergreen Income and Growth Fund                 -2.38%      8.57%      8.91%       08/31/78
----------------------------------------------------------------------------------------------
 Federated Bond Fund - Class F                     3.95%      5.81%      8.25%       05/20/87
----------------------------------------------------------------------------------------------
 Federated High Yield Trust                       -0.42%      6.81%      8.69%       08/23/84
----------------------------------------------------------------------------------------------
 Fidelity Advisor Balanced Fund - Class T         13.65%      8.92%     11.75%       01/31/87
----------------------------------------------------------------------------------------------
 Fidelity Advisor Equity Income Fund -            14.33%     17.00%     17.45%       09/30/92
 Class T
----------------------------------------------------------------------------------------------
 Fidelity Advisor Growth Opportunities            22.07%     18.95%     18.45%       11/30/87
 Fund - Class T
----------------------------------------------------------------------------------------------
 Fidelity Advisor High Yield Fund - Class T       -2.04%      7.12%     11.27%       01/31/87
 ----------------------------------------------------------------------------------------------
 Fidelity Asset Manager(TM)                       14.28%     10.28%     12.21%       12/28/88
----------------------------------------------------------------------------------------------
 Fidelity Equity-Income Fund                      10.76%     16.74%     13.99%       05/16/66
----------------------------------------------------------------------------------------------
 Fidelity Magellan(R) Fund                        31.59%     18.66%     18.14%       05/02/63
----------------------------------------------------------------------------------------------
 Fidelity Puritan Fund                            14.78%     13.46%     13.08%       04/16/47
----------------------------------------------------------------------------------------------
 Franklin Mutual Series Fund, Inc. -              -1.59%     13.75%     12.54%       01/31/68
 Mutual Shares Fund: Class A
----------------------------------------------------------------------------------------------
 INVESCO Dynamics Fund                            21.36%     17.21%     18.24%
----------------------------------------------------------------------------------------------
 Janus Fund                                       36.79%     19.32%     18.70%       12/31/85
----------------------------------------------------------------------------------------------
 Janus Twenty Fund                                70.85%     27.64%     23.79%       04/26/85
----------------------------------------------------------------------------------------------
 Janus Worldwide Fund                             23.93%     17.56%     18.95%       05/15/91
----------------------------------------------------------------------------------------------
 Lazard Small Cap Portfolio - Open Shares        -14.79%      0.98%      6.34%
----------------------------------------------------------------------------------------------
 MFS(R) World Governments Fund                     2.49%      1.86%      5.81%       02/25/81
----------------------------------------------------------------------------------------------
 Nationwide(R) Bond Fund                           6.66%      4.85%      6.95%       03/01/80
----------------------------------------------------------------------------------------------
 Nationwide(R) Fund                               28.35%     22.29%     17.18%       05/30/33
----------------------------------------------------------------------------------------------
 Nationwide(R) Growth Fund                        21.84%     17.15%     13.36%       02/27/61
----------------------------------------------------------------------------------------------
 Nationwide(R) Money Market Fund - Prime           3.41%      3.24%      3.57%       03/01/80
 Shares
----------------------------------------------------------------------------------------------
 Nationwide(R) Intermediate U.S. Government        6.50%      5.28%      5.65%       02/28/92
 Bond Fund
----------------------------------------------------------------------------------------------
 Nationwide S&P 500(R) Index Fund - Class R         N/A        N/A        N/A        10/30/981
----------------------------------------------------------------------------------------------

                                   51 of 142

NON-STANDARDIZED TOTAL RETURN (CONTINUED)

                                                                         10 Years To
                                                                         12/31/98
                                                 1 Year To   5 Years To  or Life     Date Fund
           Sub-Account Options                   12/31/98    12/31/98    of Fund     Effective
----------------------------------------------------------------------------------------------
Neuberger Berman Equity Trust(R)-               -8.49%     13.59%     12.45%         09/26/88
Neuberger Berman Genesis Trust
----------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.             0.72%     11.88%     13.22%         06/01/50
----------------------------------------------------------------------------------------------
Neuberger Berman Limited Maturity Bond           2.99%      3.54%      5.32%         06/09/86
Fund
----------------------------------------------------------------------------------------------
Neuberger Berman Partners Fund, Inc.             4.60%     16.40%     14.51%         07/16/68
----------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA                      10.94%     11.02%     12.64%         12/08/69
----------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series                    16.68%     10.66%     11.49%         01/30/81
----------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A                  N/A        N/A        N/A          11/02/98(1)
----------------------------------------------------------------------------------------------
Prestige International Fund - Class A             N/A        N/A        N/A          11/02/98(1)
----------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class A          N/A        N/A        N/A          11/02/98(1)
----------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class A           N/A        N/A        N/A          11/02/98(1)
----------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Fund Class A            N/A        N/A        N/A          11/02/98(1)
----------------------------------------------------------------------------------------------
Strong Common Stock Fund                        15.78%     16.52%     19.21%         12/29/89
----------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.                  30.03%     16.76%     12.17%         12/30/81
----------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                -6.42%      4.33%      8.90%         10/05/82
----------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund              4.15%     13.50%     14.83%         01/31/88
----------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income Fund          6.71%      4.30%      6.34%         11/01/90
----------------------------------------------------------------------------------------------


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                  10 Years or
                                                                  Date Fund
                                                                  Available    Date Fund
                                                                  in Variable  Added to
                                          1 Year To   5 Years To  Account      Variable
           Sub-Account Options            12/31/98    12/31/98    To 12/31/98  Account
-----------------------------------------------------------------------------------------
American Century: Short-Term              -5.34%        0.27%        2.32%      04/30/84
Government (formerly Benham
Short-Term Government)
-----------------------------------------------------------------------------------------
American Century: Income & Growth         15.98%         N/A        23.95%      10/31/96
-----------------------------------------------------------------------------------------
American Century: Growth  (formerly       24.99%       14.65%       15.49%      01/28/83
Twentieth Century Growth)
-----------------------------------------------------------------------------------------
American Century: International           7.46%         N/A        13.53%       02/01/95
Growth (formerly Twentieth Century
International Growth)
-----------------------------------------------------------------------------------------
American Century: Ultra (formerly         22.80%       15.67%       12.93%      10/15/93
Twentieth Century Ultra)
-----------------------------------------------------------------------------------------
Delchester Fund-Institutional Class      -12.44%        1.90%        3.24%      12/31/92
-----------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.                -8.54%         N/A        -0.03%      01/31/94
-----------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.             N/A          N/A        17.70%      01/05/98
-----------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                 N/A          N/A        -2.33%      01/05/98
-----------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund              16.42%       19.07%       16.78%      01/04/93
-----------------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.          18.48%       16.85%       14.27%      01/04/93
-----------------------------------------------------------------------------------------
Evergreen Income and Growth Fund         -11.73%        5.62%        6.33%      01/04/93
-----------------------------------------------------------------------------------------
Federated Bond Fund - Class F             -5.75%         N/A         0.23%      11/01/96
-----------------------------------------------------------------------------------------
Federated High Yield Trust                -9.90.%        N/A       -10.01%      12/31/97
-----------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund -           3.95%         N/A         9.13%      12/18/95
Class T
-----------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund        4.63%         N/A          12.89%    12/18/95
- Class T
-----------------------------------------------------------------------------------------

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

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)

                                                                  10 Years or
                                                                  Date Fund
                                                                  Available    Date Fund
                                                                  in Variable  Added to
                                          1 Year To   5 Years To  Account      Variable
           Sub-Account Options            12/31/98    12/31/98    To 12/31/98  Account
-----------------------------------------------------------------------------------------
Fidelity Advisor Growth                    12.37%       N/A        17.94%       12/18/95
Opportunities Fund - Class T
------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund -        -11.41%       N/A         2.54%       12/18/95
Class T
------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                  4.58%      7.25%        7.22%       10/15/93
------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                 1.06%     14.18%       11.99%       03/16/83
------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                  21.89%     16.03%       17.22%       01/04/93
------------------------------------------------------------------------------------------
Fidelity Puritan Fund                       5.08%     10.72%       12.10%       01/04/93
------------------------------------------------------------------------------------------
Franklin Mutual Series Fund, Inc. -          N/A        N/A       -11.04%       01/05/98
Mutual Shares Fund: Class A
------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                        N/A        N/A       834.11%       11/02/98
------------------------------------------------------------------------------------------
Janus Fund                                 27.09%       N/A        20.96%       12/18/95
------------------------------------------------------------------------------------------
Janus Twenty Fund                          61.15%     25.01%       21.54%       10/15/93
------------------------------------------------------------------------------------------
Janus Worldwide Fund                       14.23%       N/A        15.22%       11/01/96
------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio - Open            N/A        N/A       632.26%       11-02-98
Shares
------------------------------------------------------------------------------------------
MFS(R) World Governments Fund              -7.20%     -1.49%        3.64%       02/15/83
------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund                    -3.04%      1.62%        4.76%       01/29/81
------------------------------------------------------------------------------------------
Nationwide(R) Fund                         18.65%     19.77%       15.43%       01/29/81
------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                  12.14%     14.54%       11.32%       01/29/81
------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund -          -6.29%      0.01%        1.02%       01/29/81
Prime Shares
------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S.            -3.20        N/A         0.48%       12/18/95
Government Bond Fund
------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund -           N/A        N/A        -2.59%       11/02/98
Class R
------------------------------------------------------------------------------------------
Neuberger Berman Equity Trust(R)-            N/A        N/A       -16.71%       01/05/98
Neuberger Berman Genesis Trust
------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.       -8.84%       N/A         8.51%       01/31/94
------------------------------------------------------------------------------------------
Neuberger Berman Limited Maturity          -6.71%      0.30%       -0.42%       09/30/93
Bond Fund
------------------------------------------------------------------------------------------
Neuberger Berman Partners Fund, Inc.       -5.10%     13.85%       13.92%       01/04/93
------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA                  1.24%      8.11%       13.45%       01/04/93
------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series                6.98%       N/A         7.48%       01/31/94
------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A             N/A        N/A         7.11%       11/02/98
------------------------------------------------------------------------------------------
Prestige International Fund - Class A        N/A        N/A         7.35%       11/02/98
------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund -             N/A        N/A        36.55%       11/02/98
Class A
------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund -              N/A        N/A       171.95%       11/02/98
Class A
------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Fund Class         N/A        N/A       391.10%       11/02/98
A
------------------------------------------------------------------------------------------
Strong Common Stock Fund                     N/A        N/A       538.92%       11/02/98
------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.             20.33%     14.04%       15.31%       01/04/93
------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A          -15.49%       N/A         2.70%       02/01/95
------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund        -5.55%       N/A         8.82%       12/18/95
------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income           N/A        N/A        -3.39%       01/05/98
Fund
------------------------------------------------------------------------------------------
(1)The Nationwide S&P 500(R) Index Fund, Prestige Balanced Fund, Prestige
International Fund, Prestige Large Cap Growth Fund, Prestige Large Cap Value
Fund, & Prestige Small Cap Fund were added to the variable account on December
23, 1998. Therefore, no performance information is available.

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


TABLE OF CONTENTS: STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Advertising..................................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

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


APPENDIX A:  OBJECTIVES FOR THE UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

(AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

For contracts issued on or after January 1, 1993, variable account purchase payments may be allocated only to the sub-accounts which consist of shares of the underlying mutual fund options listed below:

AMERICAN CENTURY: SHORT-TERM GOVERNMENT (FORMERLY BENHAM SHORT-TERM GOVERNMENT)

Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. The Fund invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INCOME & GROWTH

Investment Objective: Seeks dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: GROWTH (FORMERLY TWENTIETH CENTURY GROWTH)

Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the Fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INTERNATIONAL GROWTH (FORMERLY TWENTIETH CENTURY INTERNATIONAL GROWTH)

Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The Fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: ULTRA (FORMERLY TWENTIETH CENTURY ULTRA)

Investment Objective: The investment objective of the Fund is to seek capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. American Century Investment Management, Inc. serves as the Fund's investment adviser.

DELCHESTER FUND-INSTITUTIONAL CLASS

Investment Objective: Seeks to provide high current income by investing principally in corporate bonds, and also in U.S. Government securities and commercial paper. This Fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the Fund than an investment in a mutual fund comprised primarily of investment grade bonds. Delaware Management Company, Inc. serves as the Fund's investment adviser.

DREYFUS A BONDS PLUS, INC.

Investment Objective: The Fund's goal is to provide the maximum amount of current income to the extent consistent with the preservation of

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

capital and the maintenance of liquidity. The Fund invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. The Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.

Investment Objective: To provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objective by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS BALANCED FUND, INC.

Investment Objective: To provide long-term capital growth and current income, consistent with reasonable investment risk. The Fund is managed as a balanced fund and invests in equity and debt securities, the proportion of which will vary from time to time in accordance the fund manager's assessment of economic conditions and investment opportunities. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS S & P 500 INDEX FUND

Investment Objective: Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund's investment objective cannot be changed without approval by the holders of a majority of the Fund's outstanding voting shares. The Dreyfus Corporation serves as the Fund's investment adviser.

THE DREYFUS THIRD CENTURY FUND, INC.

Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

EVERGREEN INCOME AND GROWTH FUND  (FORMERLY THE EVERGREEN TOTAL RETURN FUND)

Investment Objective: Seeks to achieve a return consisting of current income and capital appreciation in the value of its shares. The emphasis on current income and capital appreciation will be relatively equal although, over time, changes in the outlook for market conditions and the level of interest rates will cause the Fund to vary its emphasis between these two elements in its search for the optimum return for its shareholders. The Fund seeks to achieve its investment objective through investments in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. The Fund may also write covered call options. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F

Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objective. Federated Advisers serves as the Fund's investment adviser.

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

FEDERATED HIGH YIELD TRUST

Investment Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Such securities are expected to be lower-rated corporate debt obligations commonly referred to as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities. The Trust's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Federated Advisers serves as the Fund's investment adviser.

FIDELITY ADVISOR BALANCED FUND - CLASS T

Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS T

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T

Investment Objective: Pursues capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T

Investment Objective: A bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ASSET MANAGER (TM)

Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the Fund will consider the potential for achieving capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY MAGELLAN(R) FUND

Investment Objective: Seeks capital appreciation by investing primarily in common stock and securities convertible into common stock. Up to 20% of the Fund's assets may also be invested in debt securities of all types and qualities issued by foreign and domestic issuers if the Fund's management believes that doing so will result in capital appreciation. No emphasis is placed on dividend income except when the Fund's management believes that this income will have a favorable influence on the market value of the security. Because the Fund has no limitation on the quality of debt securities in which it may invest, the debt securities in its portfolio may be of poor quality and may present the risk of default or may be in default. Fidelity Management & Research Company serves as the Fund's investment adviser.

Fidelity Puritan Fund

Investment Objective: Seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since

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

some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY VIP HIGH INCOME PORTFOLIO

Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus. Fidelity Management & Research Company serves as the Fund's investment adviser.

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A

Investment Objective: Seeks capital appreciation, which may occasionally be short-term. Income is a secondary objective. The Fund seeks to meet its objectives by primarily investing in common stock, preferred stock and corporate debt securities which may be convertible into common stock. Franklin Mutual serves as the Fund's investment adviser.

INVESCO DYNAMICS FUND

Investment Objective: To seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Fund Group, Inc. serves as the Fund's investment adviser. INVESCO Trust Company serves as the Fund's sub-adviser.

JANUS FUND

Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally this Fund emphasizes issuers with larger market capitalizations. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS TWENTY FUND

Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest bearing securities. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS WORLDWIDE FUND

Investment Objective: To seek long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the Fund's investment adviser.

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

LAZARD SMALL CAP PORTFOLIO - OPEN SHARES

Investment Objective: To seek capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the investment adviser to be inexpensively priced relative to the return on total capital or equity. Lazard Asset Management serves as the Fund's investment adviser.

MFS(R) WORLD GOVERNMENTS FUND

Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE BOND FUND - CLASS D

Investment Objective: Seeks as high a level of income as is consistent with preservation of capital. The Fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be intermediate, which is defined as being between six and ten years.

NATIONWIDE FUND - CLASS D

Investment Objective: Seeks total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations.

NATIONWIDE GROWTH FUND - CLASS D

Investment Objective: Seeks long-term capital appreciation. The Fund invests primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth.

NATIONWIDE MONEY MARKET FUND - PRIME SHARES

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less.

NATIONWIDE(R) INTERMEDIATE U.S. GOVERNMENT BOND FUND

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital. The Fund invests in securities of the U.S. Government and its agencies and instrumentalities. The average duration of the Fund will be between three and a half and six years.

NATIONWIDE S&P 500(R) INDEX FUND - CLASS R

Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P(R)" has been licensed for use by Nationwide Advisory Services, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes

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
no representation regarding the advisability of investing in the Fund.

NEUBERGER BERMAN EQUITY TRUST(R) - NEUBERGER  BERMAN GENESIS TRUST

Investment Objective: Seeks capital appreciation by investing primarily in stocks of companies with small market capitalizations (usually up to $1.5 billion). The portfolio manager seeks to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices. Neuberger Berman Management Incorporated serves as the Fund's investment adviser. THIS FUND IS NOT AVAILABLE FOR PLANS ESTABLISHED ON OR AFTER MARCH 6, 1998.

NEUBERGER  BERMAN GUARDIAN FUND, INC.

Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. (This Fund is not available for Plans established on or after March 6, 1998). Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN LIMITED MATURITY BOND FUND

Investment Objective: Seeks highest current income consistent with low risk to principal and liquidity. The Fund invests in a diversified portfolio of short-to intermediate-term debt securities and other debt securities with special features producing similar price characteristics. Total return is a secondary objective. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN PARTNERS FUND, INC.

Investment Objective: Seeks capital growth. The Fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND/VA

Investment Objective: Seeks capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the Fund's invested assets will be invested in securities for liquidity purposes. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PHOENIX BALANCED FUND SERIES

Investment Objective: The Fund seeks reasonable income, long-term capital growth and conservation of capital. It is intended that the Fund will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement. Phoenix Investment Counsel serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS A

Investment Objective: To provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its asset in equity securities and 40% in fixed income securities. The equity securities will primarily

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

be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - CLASS A

Investment Objective: Capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non- United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United State companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH FUND - CLASS A

Investment Objective: Long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects of earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in Russell 1000(R) Growth Index, which currently have market capitalizations that range from $14 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - CLASS A

Investment Objective: To maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Brinson Partners, Inc. is the fund's sub-adviser.

PRESTIGE SMALL CAP FUND - CLASS A

Investment Objective: Long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Nationwide advisory Services, Inc. serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

STRONG COMMON STOCK FUND, INC.

Investment Objective: To seek capital growth by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment adviser, possess the potential for price appreciation. Strong Capital Management, Inc. serves as the Fund's investment adviser.

                                   61 of 142

STRONG TOTAL RETURN FUND, INC.

Investment Objective: Seeks a combination of income and capital appreciation which will produce the highest total return while assuming reasonable risks. "Reasonable risks" refers to the advisor's judgment that the risks of investing in the securities in the Total Return Fund's portfolio are no greater than normal. The Total Return Fund invests in common stocks and other equity-type securities; corporate bonds, debentures, and notes; and short-term money market instruments. Common stocks may be either growth or income oriented. Other equity-type securities are limited to convertible bonds, preferred stocks, warrants, and convertible preferred shares. Short-term money market instruments include U.S. Treasury obligations, bank certificates of deposit, commercial paper, and variable-rate master demand notes (floating-rate debt instruments without a fixed maturity). The Total Return Fund may also invest in debt securities issued or guaranteed by the U.S. government and its agencies or instrumentalities. Strong Capital Management, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.
Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND

Investment Objective: Seeks maximum capital appreciation by investing in equity securities of small- to medium-sized companies in the United States with emerging or renewed growth potential. Warburg Pincus Asset Management, Inc., serves as the Fund's investment adviser.

WARBURG PINCUS GLOBAL FIXED INCOME FUND

Investment Objective: Seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund will pursue its objective by investing in a portfolio principally consisting of investment grade fixed income securities of governmental and corporate issuers denominated in various currencies, including U.S. dollars. Warburg Pincus Asset Management Inc., serves as the Fund's investment adviser.

(Available for contracts Issued on or after December 25, 1982 and before January 1, 1993)

For contracts issued on or after December 25, 1982, and before January 1, 1993 variable account purchase payments may be allocated only to the sub-accounts which consist of shares of the underlying mutual fund options listed below:

AMERICAN CENTURY: SHORT-TERM GOVERNMENT (FORMERLY BENHAM SHORT-TERM GOVERNMENT)

Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: GROWTH (FORMERLY TWENTIETH CENTURY GROWTH)

Investment Objective: To seek capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of it strategy, the Fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the Fund's investment adviser.

FIDELITY CAPITAL & INCOME FUND

Investment Objective: Seeks to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities of companies with uncertain financial positions. Fidelity Management & Research Company serves as the Fund's investment adviser.

                                   62 of 142

FIDELITY EQUITY-INCOME FUND

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the Fund will consider the potential for achieving capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY VIP HIGH INCOME PORTFOLIO

Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus. Fidelity Management & Research Company serves as the Fund's investment adviser.

MFS(R) WORLD GOVERNMENTS FUND

Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. Investments. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE MONEY MARKET FUND - PRIME SHARES

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less.

                                   63 of 142

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999

                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                         BY NATIONWIDE VARIABLE ACCOUNT
                        NATIONWIDE LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                                           Page
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Advertising..................................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

GENERAL INFORMATION AND HISTORY

Nationwide Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual fund options. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

                                   64 of 142

The contract owner may, on written request, transfer up to 100% of the contract value from the variable account to the fixed account. However, Nationwide reserves the right to restrict transfers from the variable account to 25% of contract value in any 12 month period. Transfers must be made prior to the earlier of the annuitization date or the death of the designated annuitant. However, no such transfers will be permitted prior to the first contract anniversary, or within 12 months of any prior transfer. Contract owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the contract value of the fixed account to the variable account.

Such portion will be determined by Nationwide at its sole discretion, but will not be less than 10% of the total value of the portion of the fixed account that is maturing, and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter; therefore the Interest Rate Guarantee Period for deposits or transfers in the fixed account may continue for up to three months after a one year period has expired. Transfers under this provision must be made within 30 days after the expiration date of the guarantee period. Contract owners who have entered into a Dollar Cost Averaging agreement with Nationwide may transfer from the fixed account to the variable account under the terms of that agreement.

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1998, 1997 and 1996 no underwriting commissions were paid by Nationwide to NAS.

ADVERTISING

A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Nationwide Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the Nationwide Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may also from time to time advertise the performance of a sub-account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

The sub-accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.

Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.

                                   65 of 142

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the contracts. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Nationwide may, from time to time, advertise several types of historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate or return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been in existence. For those underlying mutual fund options which have not been held as sub-accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such underlying mutual fund options would have achieved (reduced by the same charges except the CDSC) had such underlying mutual fund options been available in the variable account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected below are calculated as described in this section using underlying mutual fund performance for the periods ended December 31, 1998. However, Nationwide generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by Nationwide are based upon historical earnings and are not intended to represent or guarantee future results. A contract owner's contract value at redemption may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   66 of 142

--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1998


ASSETS:

   Investments at market value:

American Century: Benham Short-Term Government Fund (ACBenSTGvt)
   318,360 shares (cost $3,023,746) .............................................   $ 3,037,155

American Century: Income & Growth Fund (ACIncGro)
   239,477 shares (cost $6,466,421) .............................................     7,004,694

American Century: Twentieth Century Growth Fund (ACTCGro)
   496,230 shares (cost $11,178,870) ............................................    13,477,614

American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
   92,684 shares (cost $888,476) ................................................       887,911

American Century: Twentieth Century Ultra Fund (ACTCUltra)
   523,376 shares (cost $15,463,890) ............................................    17,485,992

Delaware Group Delchester High-Yield Bond Fund, Inc. -
Delchester Fund Institutional Class (DeHYBd)
   185,894 shares (cost $1,183,704) .............................................     1,093,058

Dreyfus A Bonds Plus, Inc. (DryABds)
   149,493 shares (cost $2,174,658) .............................................     2,092,907

Dreyfus Appreciation Fund, Inc. (DryApp)
   17,044 shares (cost $655,061) ................................................       717,021

Dreyfus Balanced Fund, Inc. (DryBal)
   9,850 shares (cost $165,759) .................................................       159,865

Dreyfus S&P 500 Index Fund (Dry500Ix)
   342,009 shares (cost $10,241,491) ............................................    12,445,691

The Dreyfus Third Century Fund, Inc. (Dry3dCen)
   87,714 shares (cost $974,509) ................................................     1,077,129

Evergreen Income and Growth Fund - Class Y (EvIncGro)
   62,239 shares (cost $1,302,771) ..............................................     1,281,509

Federated High Yield Trust (FedHiYld)
   54,906 shares (cost $487,047) ................................................       489,217

Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
   121,397 shares (cost $1,216,998) .............................................     1,205,468

Fidelity Advisor Balanced Fund - Class T (FABal)
   24,900 shares (cost $484,215) ................................................       465,377

Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
   60,237 shares (cost $1,512,578) ..............................................     1,708,317

Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
   145,021 shares (cost $6,129,380) .............................................     7,285,842


Fidelity Advisor High Yield Fund - Class T (FAHiYld)
   249,871 shares (cost $3,168,604) .............................................     2,831,038

Fidelity Asset Manager(TM) (FidAsMgr)
   238,304 shares (cost $4,125,986) .............................................     4,144,111

Fidelity Capital & Income Fund (FidCapInc)
   130,527 shares (cost $1,210,400) .............................................     1,211,289

Fidelity Equity-Income Fund (FidEqInc)
   307,411 shares (cost $12,698,617) ............................................    17,076,675

Fidelity Magellan(R) Fund (FidMgln)
   188,315 shares (cost $16,971,067) ............................................    22,752,212

Fidelity Puritan(R) Fund (FidPurtn)
   716,357 shares (cost $13,049,557) ............................................    14,377,276

Fidelity VIP - High Income Portfolio (FidVIPHI)
   10,523 shares (cost $119,580) ................................................       121,328

Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class 1 (FranMutSer)
   9,538 shares (cost $202,331) .................................................       185,899

Janus Fund (JanFund)
   181,212 shares (cost $4,911,487) .............................................     6,097,787

Janus Twenty Fund (Jan20Fd)
   307,989 shares (cost $11,441,360) ............................................    16,415,836

Janus Worldwide Fund (JanWrldwde)
   147,751 shares (cost $6,154,382) .............................................     6,997,491

Lazard Small Cap Portfolio - Open Shares (LazSmCap)
   26 shares (cost $454) ........................................................           454

MFS(R) World Governments Fund - Class A (MFSWdGvt)
   71,179 shares (cost $784,874) ................................................       751,652

Nationwide(R) Bond Fund - Class D (NWBdFd)
   164,377 shares (cost $1,548,837) .............................................     1,601,029

Nationwide(R) Fund - Class D (NWFund)
   230,420 shares (cost $6,212,047) .............................................     7,467,925

Nationwide(R) Growth Fund - Class D (NWGroFd)
   206,739 shares (cost $2,971,890) .............................................     3,543,500

Nationwide(R) Money Market Fund (NWMyMkt)
   11,440,557 shares (cost $11,440,557) .........................................    11,440,557

Nationwide(R) Intermediate U.S. Government Bond Fund - Class D(NWUSGvt)
   49,384 shares (cost $523,959) ................................................       517,051

Neuberger & Berman Genesis Trust (NBGenesTr)
   30,745 shares (cost $673,006) ................................................       625,352

Neuberger & Berman Guardian Trust (NBGuardTr)
   334,515 shares (cost $8,494,757) .............................................     7,499,825

Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
   99,401 shares (cost $991,117) ................................................       981,091

Neuberger & Berman Partners Fund (NBPartFd)
   365,841 shares (cost $9,830,942) .............................................     9,328,945

                                                                     (Continued)


 Oppenheimer Global Fund - Class A (OppGlob)
    170,554 shares (cost $7,334,345) ............................................     7,265,612

 Phoenix Balanced Fund Series - Class A (PhxBalFd)
    45,951 shares (cost $754,993) ...............................................       795,880

 Prestige International Fund - Class A (PrInt)
    172 shares (cost $1,815) ....................................................         1,815

 Prestige Small Cap Fund - Class A (PrSmCap)
    42 shares (cost $454) .......................................................           454

 Strong Total Return Fund, Inc. (StTotRet)
    58,723 shares (cost $1,684,593) .............................................     2,024,753

 Templeton Foreign Fund - Class I (TemForFd)
    485,063 shares (cost $4,900,840) ............................................     4,069,681

 Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
    124,909 shares (cost $4,433,313) ............................................     4,992,600

 Warburg Pincus Global Fixed - Income Fund - Common Shares (WPGlFxInc)
    14,142 shares (cost $148,345) ...............................................       149,910
                                                                                   ------------

       Total investments ........................................................   227,183,795

Accounts receivable .............................................................        42,466
                                                                                   ------------

       Total assets .............................................................   227,226,261

Accounts payable ................................................................           308
                                                                                   ------------

Contract owners' equity (note 4) ................................................  $227,225,953
                                                                                   ============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               TOTAL                            ACBENSTGVT
                                                    ---------------------------         ---------------------------
                                                      1998            1997                1998            1997
                                                   -------------   -------------       -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $   3,196,414        2,943,209          162,608          177,782
  Mortality, expense and administration
    charges (note 2) ..........................      (2,533,959)      (1,849,500)         (40,633)         (42,118)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................         662,455        1,093,709          121,975          135,664
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......      56,416,999       47,219,466          723,023          925,121
  Cost of mutual fund shares sold .............     (48,174,169)     (41,630,262)        (721,176)        (914,401)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......       8,242,830        5,589,204            1,847           10,720
  Change in unrealized gain (loss)
    on investments ............................      14,063,893        6,076,074           17,698           (2,838)
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............      22,306,723       11,665,278           19,545            7,882
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................      11,574,852       13,114,383                -                -
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      34,544,030       25,873,370          141,520          143,546
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      53,270,516       36,040,726          668,275          178,490
  Transfers between funds .....................               -                -            7,071          (53,232)
  Redemptions .................................     (23,621,452)     (12,768,924)        (835,080)        (517,635)
  Annuity benefits ............................         (27,891)         (17,520)            (952)            (938)
  Annual contract maintenance charge (note 2)..        (169,891)        (108,625)          (1,748)          (1,865)
  Contingent deferred sales charges (note 2) ..        (324,873)        (262,567)          (1,752)         (15,741)
  Adjustments to maintain reserves ............             788            9,849              290              301
                                                  -------------    -------------    -------------    -------------
    Net equity transactions ...................      29,127,197       22,892,939         (163,896)        (410,620)
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      63,671,227       48,766,309          (22,376)        (267,074)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     163,554,726      114,788,417        3,059,798        3,326,872
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 227,225,953      163,554,726        3,037,422        3,059,798
                                                  =============    =============    =============    =============




                                                            ACINCGRO                           ACTCGRO
                                                   ---------------------------       ---------------------------
                                                       1998            1997              1998            1997
                                                  -------------   -------------     -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $      64,541           15,209                -                -
  Mortality, expense and administration
    charges (note 2) ..........................         (61,634)         (12,374)        (152,386)        (134,498)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................           2,907            2,835         (152,386)        (134,498)
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......       2,702,912        1,753,420        1,724,411        2,899,543
  Cost of mutual fund shares sold .............      (2,527,718)      (1,566,771)      (1,226,965)      (2,626,829)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......         175,194          186,649          497,446          272,714
  Change in unrealized gain (loss)
       on investments..........................         627,403          (79,760)         968,585          768,718
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............         802,597          106,889        1,466,031        1,041,432
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................         275,147          150,836        2,228,156        1,546,715
                                                  -------------    -------------    -------------    -------------
   Net increase (decrease) in contract owners'.
        equity resulting from operations ......       1,080,651          260,560        3,541,801        2,453,649
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       2,774,469          589,787          646,577          482,037
  Transfers between funds .....................       1,481,828          869,824         (134,689)        (543,754)
  Redemptions .................................        (220,883)         (14,946)      (1,058,730)      (1,535,818)
  Annuity benefits ............................               -                -          (12,964)          (4,775)
  Annual contract maintenance charge (note 2) .          (2,588)            (224)         (14,839)         (16,461)
  Contingent deferred sales charges (note 2) ..          (5,005)             (78)          (6,993)         (16,969)
  Adjustments to maintain reserves ............            (981)              (3)           3,397            9,189
                                                  -------------    -------------    -------------    -------------
      Net equity transactions .................       4,026,840        1,444,360         (578,241)      (1,626,551)
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       5,107,491        1,704,920        2,963,560          827,098
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       1,896,251          191,331       10,517,144        9,690,046
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $   7,003,742        1,896,251       13,480,704       10,517,144
                                                  =============    =============    =============    =============

(Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                            ACTCINTLGR                       ACTCULTRA
                                                    ---------------------------     ---------------------------
                                                      1998              1997             1998             1997
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $       1,491            1,451                -            4,160
  Mortality, expense and administration
    charges (note 2) ..........................         (10,515)          (7,272)        (183,975)        (122,017)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................          (9,024)          (5,821)        (183,975)        (117,857)
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......         622,576          411,368        1,479,795        1,635,447
  Cost of mutual fund shares sold .............        (562,613)        (361,201)      (1,263,460)      (1,055,134)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......          59,963           50,167          216,335          580,313
  Change in unrealized gain (loss) on investments        35,468          (27,035)       2,426,265         (936,614)
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............          95,431           23,132        2,642,600         (356,301)
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................          12,976           65,811        1,488,048        2,211,772
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
        equity resulting from operations ......          99,383           83,122        3,946,673        1,737,614
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         282,424          154,962        3,883,377        3,371,633
  Transfers between funds .....................          47,185          (81,095)        (311,089)        (589,520)
  Redemptions .................................         (38,282)        (151,902)      (1,084,444)        (729,493)
  Annuity benefits ............................               -                -                -                -
  Annual contract maintenance charge (note 2) .            (677)            (269)         (14,129)          (7,543)
  Contingent deferred sales charges (note 2) ..            (699)          (6,228)         (23,446)         (23,504)
  Adjustments to maintain reserves ............              14              (16)             172               96
                                                  -------------    -------------    -------------    -------------
      Net equity transactions .................         289,965          (84,548)       2,450,441        2,021,669
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         389,348           (1,426)       6,397,114        3,759,283
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...         498,568          499,994       11,089,110        7,329,827
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $     887,916          498,568       17,486,224       11,089,110
                                                  =============    =============    =============    =============





                                                               DEHYBD                            DRYABDS
                                                     ---------------------------        ---------------------------
                                                         1998            1997               1998            1997
                                                     -------------   -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     123,276          116,418          115,918          109,727
  Mortality, expense and administration
    charges (note 2) ............................         (16,341)         (16,476)         (25,437)         (23,480)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................         106,935           99,942           90,481           86,247
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         341,656          192,668        1,243,229          870,811
  Cost of mutual fund shares sold ...............        (327,084)        (185,268)      (1,219,521)        (874,737)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........          14,572            7,400           23,708           (3,926)
  Change in unrealized gain (loss) on investments        (151,204)          43,399         (120,982)          38,180
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (136,632)          50,799          (97,274)          34,254
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................               -                -           32,247           21,033
                                                    -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
        equity resulting from operations ........         (29,697)         150,741           25,454          141,534
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         156,659          236,070          545,761          592,080
  Transfers between funds .......................        (127,468)         143,298          (80,789)        (506,273)
  Redemptions ...................................        (241,587)        (144,393)        (241,342)        (228,961)
  Annuity benefits ..............................               -                -                -                -
  Annual contract maintenance charge (note 2) ...            (495)            (393)          (1,451)          (1,091)
  Contingent deferred sales charges (note 2) ....          (1,713)          (3,311)          (3,165)          (3,508)
  Adjustments to maintain reserves ..............             (83)              20             (408)               6
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................        (214,687)         231,291          218,606         (147,747)
                                                    -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        (244,384)         382,032          244,060           (6,213)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,340,246          958,214        1,848,441        1,854,654
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   1,095,862        1,340,246        2,092,501        1,848,441
                                                    =============    =============    =============    =============



                         NATIONWIDE VARIABLE ACCOUNT
                     STATEMENTS OF OPERATIONS AND CHANGES
                          IN CONTRACT OWNERS' EQUITY
                    YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                 DRYAPP                          DRYBAL
                                                      ---------------------------     ---------------------------
                                                         1998            1997            1998            1997
                                                    -------------    -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       3,740                -           3,036                -
  Mortality, expense and administration
    charges (note 2) ............................          (3,370)               -          (1,249)               -
                                                    -------------    -------------   -------------    -------------
    Net investment activity .....................             370                -           1,787                -
                                                    -------------    -------------   -------------    -------------

  Proceeds from mutual fund shares sold .........         108,365                -          38,449                -
  Cost of mutual fund shares sold ...............        (104,926)               -         (38,148)               -
                                                    -------------    -------------   -------------    -------------
    Realized gain (loss) on investments .........           3,439                -             301                -
  Change in unrealized gain (loss) on
    investments .................................          61,961                -          (5,894)               -
                                                    -------------    -------------   -------------    -------------
    Net gain (loss) on investments ..............          65,400                -          (5,593)               -
                                                    -------------    -------------   -------------    -------------
  Reinvested capital gains ......................           1,147                -           8,351                -
                                                    -------------    -------------   -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          66,917                -           4,545                -
                                                    -------------    -------------   -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         301,616                -         123,154                -
  Transfers between funds .......................         367,247                -          63,401                -
  Redemptions ...................................         (18,608)               -         (31,225)               -
  Annuity benefits ..............................               -                -               -                -
  Annual contract maintenance charge (note 2) ...            (113)               -              (9)               -
  Contingent deferred sales charges (note 2) ....             (36)               -               -                -
  Adjustments to maintain reserves ..............             273                -             (50)               -
                                                    -------------    -------------   -------------    -------------
      Net equity transactions ...................         650,379                -         155,271                -
                                                    -------------    -------------   -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         717,296                -         159,816                -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -                -               -                -
                                                    -------------    -------------   -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $     717,296                -         159,816                -
                                                    =============    =============   =============    =============





                                                            DRY500IX                          DRY3DCEN
                                                   ---------------------------       ---------------------------
                                                       1998             1997             1998            1997
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $     120,795           76,946                -            1,186
  Mortality, expense and administration
    charges (note 2) ..........................        (129,044)         (65,774)         (11,355)          (7,462)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................          (8,249)          11,172          (11,355)          (6,276)
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......       2,847,389        2,535,120          277,680          479,349
  Cost of mutual fund shares sold .............      (2,101,605)      (2,054,865)        (215,841)        (427,821)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......         745,784          480,255           61,839           51,528
  Change in unrealized gain (loss) on invest ..       1,493,487          604,315           68,617           39,050
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............       2,239,271        1,084,570          130,456           90,578
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................           2,453          117,343          106,354           53,383
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
        equity resulting from operations ......       2,233,475        1,213,085          225,455          137,685
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       3,936,518        1,991,411          195,911          338,691
  Transfers between funds .....................           1,528        1,332,333            7,991           41,154
  Redemptions .................................      (1,319,672)        (182,233)         (70,148)        (125,882)
  Annuity benefits ............................               -                -                -                -
  Annual contract maintenance charge (note 2) .          (8,663)          (2,126)          (1,341)            (358)
  Contingent deferred sales charges (note 2) ..         (28,571)          (2,808)          (2,211)          (3,494)
  Adjustments to maintain reserves ............              51              420                1               33
                                                  -------------    -------------    -------------    -------------
    Net equity transactions ...................       2,581,191        3,136,997          130,203          250,144
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       4,814,666        4,350,082          355,658          387,829
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       7,631,150        3,281,068          721,473          333,644
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  12,445,816        7,631,150        1,077,131          721,473
                                                  =============    =============    =============    =============

(Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               EVINCGRO                          FEDHIYLD
                                                      ---------------------------       ---------------------------
                                                         1998            1997            1998            1997
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      53,014           46,100           10,742                -
  Mortality, expense and administration
    charges (note 2) ............................         (15,523)         (12,752)          (1,643)               -
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................          37,491           33,348            9,099                -
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         141,082          124,635            6,112                -
  Cost of mutual fund shares sold ...............        (121,276)        (118,286)          (6,420)               -
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........          19,806            6,349             (308)               -
  Change in unrealized gain (loss) on invest ....        (202,823)         103,540            2,169                -
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............        (183,017)         109,889            1,861                -
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................         119,607           68,181                -                -
                                                    -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
        equity resulting from operations ........         (25,919)         211,418           10,960                -
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         529,511           60,014           52,736                -
  Transfers between funds .......................          (1,596)         (27,145)         427,826                -
  Redemptions ...................................        (329,204)         (50,285)          (2,247)               -
  Annuity benefits ..............................               -                -                -                -
  Annual contract maintenance charge (note 2) ...            (584)            (423)             (13)               -
  Contingent deferred sales charges (note 2) ....            (286)          (1,158)             (46)               -
  Adjustments to maintain reserves ..............               3               10              162                -
                                                    -------------    -------------    -------------    -------------
    Net equity transactions ...................           197,844          (18,987)         478,418                -
                                                    -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         171,925          192,431          489,378                -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,109,581          917,150                -                -
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   1,281,506        1,109,581          489,378                -
                                                    =============    =============    =============    =============




                                                                      FEDBDFD                           FABAL
                                                            ---------------------------      ---------------------------
                                                                1998            1997          1998           1997
                                                           -------------  -------------  -------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................   $    63,263         21,641         11,502          3,087
  Mortality, expense and administration
    charges (note 2) .....................................       (11,793)        (3,878)        (4,942)        (1,279)
                                                             -----------    -----------    -----------    -----------
    Net investment activity ..............................        51,470         17,763          6,560          1,808
                                                             -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ..................        87,912         36,495        463,667         20,257
  Cost of mutual fund shares sold ........................       (85,985)       (36,293)      (435,638)       (18,774)
                                                             -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ..................         1,927            202         28,029          1,483
  Change in unrealized gain (loss) on investments.........       (22,462)        11,825        (21,984)         2,888
                                                             -----------    -----------    -----------    -----------
    Net gain (loss) on investments .......................       (20,535)        12,027          6,045          4,371
                                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............................             -              -         35,081          9,912
                                                             -----------    -----------    -----------    -----------
   Net increase (decrease) in contract owners'
        equity resulting from operations .................        30,935         29,790         47,686         16,091
                                                             -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................................       217,429         42,403        285,138        115,578
  Transfers between funds ................................       627,230        206,842        (26,713)        23,256
  Redemptions ............................................       (41,428)        (7,402)       (15,263)        (8,828)
  Annuity benefits .......................................             -              -              -              -
  Annual contract maintenance charge (note 2) ............          (198)           (21)          (415)           (76)
  Contingent deferred sales charges (note 2) .............            (1)             -           (539)          (348)
  Adjustments to maintain reserves .......................            (3)            (6)           (12)           (26)
                                                             -----------    -----------    -----------    -----------
    Net equity transactions ..............................       803,029        241,816        242,196        129,556
                                                             -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....................       833,964        271,606        289,882        145,647
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..............       371,500         99,894        175,488         29,841
                                                             -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....................   $ 1,205,464        371,500        465,370        175,488
                                                             ===========    ===========    ===========    ===========



                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             FAEQINC                         FAGROPP
                                                    ---------------------------     ---------------------------
                                                      1998             1997             1998             1997
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $      10,023            9,331           48,032           48,467
  Mortality, expense and administration
    charges (note 2) ............................       (18,599)         (12,553)         (78,505)         (46,701)
                                                  -------------    -------------    -------------    -------------
    Net investment activity .....................        (8,576)          (3,222)         (30,473)           1,766
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       319,587          146,787        1,353,752        1,220,774
  Cost of mutual fund shares sold ...............      (238,766)        (121,404)      (1,094,861)        (997,920)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........        80,821           25,383          258,891          222,854
  Change in unrealized gain (loss) on investments        55,249          113,836          732,635          375,374
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............       136,070          139,219          991,526          598,228
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ......................        71,848           67,192          251,548          246,460
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
        equity resulting from operations ........       199,342          203,189        1,212,601          846,454
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       451,869          197,077        1,711,707        1,354,651
  Transfers between funds .......................        35,389          169,371          (64,906)         633,126
  Redemptions ...................................      (185,723)         (41,115)        (359,563)        (155,973)
  Annuity benefits ..............................             -                -                -                -
  Annual contract maintenance charge (note 2) ...        (1,384)            (369)          (5,519)          (1,594)
  Contingent deferred sales charges (note 2) ....        (1,588)          (1,252)          (6,868)          (4,894)
  Adjustments to maintain reserves ..............            (6)              23               44               78
                                                  -------------    -------------    -------------    -------------
    Net equity transactions ...................         298,557          323,735        1,274,895        1,825,394
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       497,899          526,924        2,487,496        2,671,848
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,210,420          683,496        4,798,392        2,126,544
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ........... $   1,708,319        1,210,420        7,285,888        4,798,392
                                                  =============    =============    =============    =============



                                                                FAHIYLD                     FIDASMGR
                                                      ---------------------------    ---------------------------
                                                           1998           1997            1998            1997
                                                     --------------  -------------  -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     255,735        148,014          117,170          110,938
  Mortality, expense and administration
    charges (note 2) ............................         (38,336)       (20,450)         (49,446)         (42,804)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         217,399        127,564           67,724           68,134
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       1,050,322        321,627          896,828          821,473
  Cost of mutual fund shares sold ...............      (1,032,112)      (303,939)        (671,236)        (677,732)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........          18,210         17,688          225,592          143,741
  Change in unrealized gain (loss) on investments        (349,860)         5,965         (393,169)         197,082
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............        (331,650)        23,653         (167,577)         340,823
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................          31,024         51,990          626,712          205,712
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (83,227)       203,207          526,859          614,669
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         814,267        743,205          740,021          634,370
  Transfers between funds .......................        (223,421)       829,565          (76,681)        (301,774)
  Redemptions ...................................        (195,080)       (78,562)        (694,794)        (313,159)
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...          (1,287)          (449)          (2,816)          (2,060)
  Contingent deferred sales charges (note 2) ....          (3,651)        (1,423)         (16,506)          (8,276)
  Adjustments to maintain reserves ..............             446           (337)              21               43
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         391,274      1,491,999          (50,755)           9,144
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         308,047      1,695,206          476,104          623,813
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       2,492,698        797,492        3,668,034        3,044,221
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   2,800,745      2,492,698        4,144,138        3,668,034
                                                    =============  =============    =============    =============

(Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               FIDCAPINC                      FIDEQINC
                                                     ---------------------------      ---------------------------
                                                         1998            1997            1998            1997
                                                    -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     117,272         87,131          269,798          309,641
  Mortality, expense and administration
    charges (note 2) ............................         (16,266)       (15,505)        (229,390)        (206,648)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         101,006         71,626           40,408          102,993
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         139,878        119,208        3,943,497        2,893,495
  Cost of mutual fund shares sold ...............        (116,142)      (102,280)      (2,379,246)      (1,851,804)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........          23,736         16,928        1,564,251        1,041,691
  Change in unrealized gain (loss) on investments        (112,592)        66,754         (528,172)       2,069,323
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         (88,856)        83,682        1,036,079        3,111,014
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................          32,589              -          735,781          658,912
                                                    -------------  -------------    -------------    -------------
    Net increase (decrease) in contract owners'
       equity resulting from operations .........          44,739        155,308        1,812,268        3,872,919
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................           1,897              -        1,203,569        1,025,601
  Transfers between funds .......................          (8,199)        (2,573)      (1,030,099)          20,535
  Redemptions ...................................        (112,832)       (97,708)      (2,317,284)      (1,703,965)
  Annuity benefits ..............................          (1,566)        (1,097)          (4,684)          (3,737)
  Annual contract maintenance charge (note 2) ...          (1,764)        (2,112)         (17,633)         (16,868)
  Contingent deferred sales charges (note 2) ....            (290)          (281)         (13,552)         (14,857)
  Adjustments to maintain reserves ..............             144           (550)            (186)             293
                                                    -------------  -------------    -------------    -------------
    Net equity transactions .....................        (122,610)      (104,321)      (2,179,869)        (692,998)
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         (77,871)        50,987         (367,601)       3,179,921
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,289,328      1,238,341       17,444,026       14,264,105
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   1,211,457      1,289,328       17,076,425       17,444,026
                                                    =============  =============    =============    =============



                                                               FIDMGIN                         FIDPURTN
                                                     ---------------------------      ---------------------------
                                                         1998            1997             1998            1997
                                                    -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     117,953         180,615         443,211          361,432
  Mortality, expense and administration
    charges (note 2) ............................        (234,858)       (171,071)       (173,935)        (129,814)
                                                    -------------   -------------   -------------    -------------
    Net investment activity .....................        (116,905)          9,544         269,276          231,618
                                                    -------------   -------------   -------------    -------------

  Proceeds from mutual fund shares sold .........       1,944,713       2,718,430       1,884,862        1,265,875
  Cost of mutual fund shares sold ...............      (1,734,936)     (2,272,279)     (1,482,526)      (1,040,109)
                                                    -------------   -------------   -------------    -------------
    Realized gain (loss) on investments .........         209,777         446,151         402,336          225,766
  Change in unrealized gain (loss) on investment        4,084,520       1,660,947         177,749          821,043
                                                    -------------   -------------   -------------    -------------
    Net gain (loss) on investments ..............       4,294,297       2,107,098         580,085        1,046,809
                                                    -------------   -------------   -------------    -------------
  Reinvested capital gains ......................         884,756         753,138       1,012,923          536,381
                                                    -------------   -------------   -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       5,062,148       2,869,780       1,862,284        1,814,808
                                                    -------------   -------------   -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       4,957,504       2,893,931       2,895,054        3,077,343
  Transfers between funds .......................        (286,839)     (1,898,187)       (942,420)        (390,612)
  Redemptions ...................................      (1,512,760)       (939,188)     (1,263,833)        (414,158)
  Annuity benefits ..............................               -               -               -                -
  Annual contract maintenance charge (note 2) ...         (16,887)        (12,358)         (9,022)          (6,296)
  Contingent deferred sales charges (note 2) ....         (31,705)        (27,286)        (23,520)         (12,075)
  Adjustments to maintain reserves ..............             251             349              89              105
                                                    -------------   -------------   -------------    -------------
      Net equity transactions ...................       3,109,564          17,261         656,348        2,254,307
                                                    -------------   -------------   -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       8,171,712       2,887,041       2,518,632        4,069,115
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      14,580,812      11,693,771      11,858,759        7,789,644
                                                    -------------   -------------   -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $  22,752,524      14,580,812      14,377,391       11,858,759
                                                    =============   =============   =============    =============


                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             FIDVIPHI                       FRANMUTSER
                                                    ---------------------------     ---------------------------
                                                       1998             1997            1998             1997
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $      19,285           18,061            3,923                -
  Mortality, expense and administration
    charges (note 2) ..........................          (2,858)          (3,314)          (1,297)               -
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................          16,427           14,747            2,626                -
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......         146,537           39,981           34,211                -
  Cost of mutual fund shares sold .............        (137,310)         (37,078)         (39,523)               -
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......           9,227            2,903           (5,312)               -
  Change in unrealized gain (loss)
       on investments .........................         (46,265)          20,298          (16,432)               -
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............         (37,038)          23,201          (21,744)               -
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................          12,254            2,232           10,640                -
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
        equity resulting from operations ......          (8,357)          40,180           (8,478)               -
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................               -                -          151,888                -
  Transfers between funds .....................        (132,120)          (4,194)          43,975                -
  Redemptions .................................         (11,242)         (32,145)          (1,472)               -
  Annuity benefits ............................               -                -                -                -
  Annual contract maintenance charge (note 2) .            (110)            (222)             (16)               -
  Contingent deferred sales charges (note 2) ..               -              (95)               -                -
  Adjustments to maintain reserves ............              (4)            (196)              96                -
                                                  -------------    -------------    -------------    -------------
    Net equity transactions ...................        (143,476)         (36,852)         194,471                -
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        (151,833)           3,328          185,993                -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...         273,172          269,844                -                -
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $     121,339          273,172          185,993                -
                                                  =============    =============    =============    =============




                                                               JANFUND                          JAN20FD
                                                     ---------------------------      ---------------------------
                                                         1998            1997             1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      13,196         26,556           42,176           16,202
  Mortality, expense and administration
    charges (note 2) ............................         (59,083)       (36,518)        (127,040)         (64,389)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         (45,887)        (9,962)         (84,864)         (48,187)
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         630,648        441,921        2,274,301        2,411,435
  Cost of mutual fund shares sold ...............        (554,019)      (403,087)      (1,711,517)      (2,113,928)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........          76,629         38,834          562,784          297,507
  Change in unrealized gain (loss) on
   investments ..................................       1,321,824        (64,982)       5,023,354          127,847
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............       1,398,453        (26,148)       5,586,138          425,354
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................         144,449        543,614           91,123          734,575
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       1,497,015        507,504        5,592,397        1,111,742
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       1,312,739      1,003,807        3,053,816        1,839,757
  Transfers between funds .......................         123,452        441,173        2,754,222          185,607
  Redemptions ...................................        (273,851)      (111,066)        (867,882)        (607,222)
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...          (3,757)        (1,046)          (8,378)          (2,887)
  Contingent deferred sales charges (note 2) ....          (5,439)        (1,859)         (17,610)         (17,382)
  Adjustments to maintain reserves ..............              87              5              447               80
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................       1,153,231      1,331,014        4,914,615        1,397,953
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       2,650,246      1,838,518       10,507,012        2,509,695
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       3,447,634      1,609,116        5,909,299        3,399,604
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   6,097,880      3,447,634       16,416,311        5,909,299
                                                    =============  =============    =============    =============



(Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              JANWRLDWDE                       LAZSMCAP
                                                    ---------------------------     ---------------------------
                                                         1998            1997            1998            1997
                                                    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      27,824         19,023                -                -
  Mortality, expense and administration
    charges (note 2) ............................         (73,506)       (31,612)               -                -
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         (45,682)       (12,589)               -                -
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       1,326,534        584,448                -                -
  Cost of mutual fund shares sold ...............      (1,091,427)      (530,660)               -                -
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........         235,107         53,788                -                -
  Change in unrealized gain (loss) on investments         896,338        (29,732)               -                -
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............       1,131,445         24,056                -                -
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................               -        252,002                -                -
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       1,085,763        263,469                -                -
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       2,138,597      1,462,110                -                -
  Transfers between funds .......................         111,111      1,864,319              454                -
  Redemptions ...................................        (301,152)       (78,572)               -                -
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...          (5,392)          (773)               -                -
  Contingent deferred sales charges (note 2) ....          (6,090)        (1,044)               -                -
  Adjustments to maintain reserves ..............              70           (145)              16                -
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................       1,937,144      3,245,895              470                -
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       3,022,907      3,509,364              470                -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       3,974,671        465,307                -                -
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   6,997,578      3,974,671              470                -
                                                    =============  =============    =============    =============




                                                               MFSWDGVT                          NWBDFD
                                                     ---------------------------      ---------------------------
                                                         1998            1997             1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      46,268         29,388           93,677           99,663
  Mortality, expense and administration
    charges (note 2) ............................          (9,446)       (11,467)         (20,893)         (20,516)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................          36,822         17,921           72,784           79,147
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         254,224        436,153          536,549          485,789
  Cost of mutual fund shares sold ...............        (271,092)      (460,939)        (509,194)        (527,157)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........         (16,868)       (24,786)          27,355          (41,368)
  Change in unrealized gain (loss) on investments          (1,563)       (14,028)           2,462           78,384
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         (18,431)       (38,814)          29,817           37,016
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................               -          3,807                -                -
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          18,391        (17,086)         102,601          116,163
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          53,676         35,762          373,966          218,598
  Transfers between funds .......................          10,990       (134,039)        (106,283)        (104,705)
  Redemptions ...................................         (84,094)      (161,551)        (479,980)        (130,239)
  Annuity benefits ..............................          (2,578)        (2,597)            (214)            (203)
  Annual contract maintenance charge (note 2) ...          (1,081)        (1,293)          (1,293)          (1,055)
  Contingent deferred sales charges (note 2) ....            (962)        (1,956)            (972)          (2,203)
  Adjustments to maintain reserves ..............             273            156               59                8
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         (23,776)      (265,518)        (214,717)         (19,799)
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          (5,385)      (282,604)        (112,116)          96,364
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         761,789      1,044,393        1,713,185        1,616,821
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $     756,404        761,789        1,601,069        1,713,185
                                                    =============  =============    =============    =============


                         NATIONWIDE VARIABLE ACCOUNT
                     STATEMENTS OF OPERATIONS AND CHANGES
                          IN CONTRACT OWNERS' EQUITY
                    YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               NWFUND                          NWGROFD
                                                    ---------------------------     ---------------------------
                                                         1998            1997            1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      58,065         42,568            5,977           31,889
  Mortality, expense and administration
    charges (note 2) ............................         (79,929)       (43,646)         (53,844)         (53,875)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         (21,864)        (1,078)         (47,867)         (21,986)
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       2,006,814        422,079        2,457,885          615,042
  Cost of mutual fund shares sold ...............      (1,061,945)      (247,136)      (1,632,831)        (367,660)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........         944,869        174,943          825,054          247,382
  Change in unrealized gain (loss) on investments         168,811        627,149         (146,456)         124,155
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............       1,113,680        802,092          678,598          371,537
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................         351,018        218,982          224,429          533,665
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       1,442,834      1,019,996          855,160          883,216
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       2,518,633        613,432          390,995          163,823
  Transfers between funds .......................         286,664        548,513         (150,263)           2,896
  Redemptions ...................................      (1,272,428)      (165,231)      (1,950,035)        (318,735)
  Annuity benefits ..............................          (1,645)        (1,292)          (1,563)          (1,330)
  Annual contract maintenance charge (note 2) ...          (5,526)        (1,864)          (3,472)          (2,546)
  Contingent deferred sales charges (note 2) ....          (5,815)          (600)          (4,096)          (4,373)
  Adjustments to maintain reserves ..............            (970)        (1,053)             524              396
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................       1,518,913        991,905       (1,717,910)        (159,869)
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       2,961,747      2,011,901         (862,750)         723,347
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       4,500,730      2,488,829        4,406,739        3,683,392
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   7,462,477      4,500,730        3,543,989        4,406,739
                                                    =============  =============    =============    =============




                                                               NWMYMKT                          NWUSGVT
                                                     ---------------------------      ---------------------------
                                                         1998            1997             1998            1997
                                                    -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     461,473         427,521          14,221            2,659
  Mortality, expense and administration
    charges (note 2) ............................        (122,488)       (111,984)         (3,754)            (600)
                                                    -------------   -------------   -------------    -------------
    Net investment activity .....................         338,985         315,537          10,467            2,059
                                                    -------------   -------------   -------------    -------------

  Proceeds from mutual fund shares sold .........      13,390,890      14,140,604         370,513           49,603
  Cost of mutual fund shares sold ...............     (13,390,890)    (14,140,604)       (365,796)         (49,605)
                                                    -------------   -------------   -------------    -------------
    Realized gain (loss) on investments .........               -               -           4,717               (2)
  Change in unrealized gain (loss) on investments               -               -          (8,808)           1,852
                                                    -------------   -------------   -------------    -------------
    Net gain (loss) on investments ..............               -               -          (4,091)           1,850
                                                    -------------   -------------   -------------    -------------
  Reinvested capital gains ......................               -               -           3,694                -
                                                    -------------   -------------   -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         338,985         315,537          10,070            3,909
                                                    -------------   -------------   -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       6,108,738       4,503,576         292,897           34,673
  Transfers between funds .......................         188,506      (3,008,782)        147,064          (23,833)
  Redemptions ...................................      (2,839,314)     (1,686,416)         (7,884)          (5,095)
  Annuity benefits ..............................          (1,725)         (1,551)              -                -
  Annual contract maintenance charge (note 2) ...          (8,599)         (7,909)           (162)             (40)
  Contingent deferred sales charges (note 2) ....         (48,336)        (24,598)           (105)            (238)
  Adjustments to maintain reserves ..............           1,133             309             796               (6)
                                                    -------------   -------------   -------------    -------------
      Net equity transactions ...................       3,400,403        (225,371)        432,606            5,461
                                                    -------------   -------------   -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       3,739,388          90,166         442,676            9,370
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       7,765,550       7,675,384          75,160           65,790
                                                    -------------   -------------   -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $  11,504,938       7,765,550         517,836           75,160
                                                    =============   =============   =============    =============



(Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             NBGENESTR                       NBGUARD TR
                                                     ---------------------------     ---------------------------
                                                         1998            1997            1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       3,629              -           43,561           43,637
  Mortality, expense and administration
    charges (note 2) ............................          (5,221)             -         (102,643)         (90,339)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................          (1,592)             -          (59,082)         (46,702)
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........          46,166              -        1,421,419          852,547
  Cost of mutual fund shares sold ...............         (51,966)             -       (1,295,137)        (629,818)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........          (5,800)             -          126,282          222,729
  Change in unrealized gain (loss) on investments         (47,655)             -       (1,131,594)        (237,797)
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         (53,455)             -       (1,005,312)         (15,068)
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................           6,048              -        1,110,714        1,010,701
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (48,999)             -           46,320          948,931
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         361,520              -        1,484,830        1,854,345
  Transfers between funds .......................         323,146              -       (1,057,014)          13,046
  Redemptions ...................................         (10,080)             -         (595,129)        (394,887)
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...             (57)             -           (5,098)          (3,499)
  Contingent deferred sales charges (note 2) ....             (76)             -           (8,659)          (9,677)
  Adjustments to maintain reserves ..............             267              -               (9)              88
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         674,720              -         (181,079)       1,459,416
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         625,721              -         (134,759)       2,408,347
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -              -        7,634,575        5,226,228
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $     625,721              -        7,499,816        7,634,575
                                                    =============  =============    =============    =============




                                                              NBLTDMAT                         NBPARTFD
                                                     ---------------------------      ---------------------------
                                                        1998            1997             1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      50,742         51,322                -           42,968
  Mortality, expense and administration
    charges (note 2) ............................         (11,240)       (10,612)        (112,673)         (75,592)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................          39,502         40,710         (112,673)         (32,624)
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         212,801        512,384        1,369,375          893,439
  Cost of mutual fund shares sold ...............        (213,183)      (510,665)      (1,169,514)        (640,676)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........            (382)         1,719          199,861          252,763
  Change in unrealized gain (loss) on investments         (12,717)         1,619         (542,191)        (202,544)
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         (13,099)         3,338         (342,330)          50,219
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................               -              -          808,960        1,320,713
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          26,403         44,048          353,957        1,338,308
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         348,091        352,479        3,047,800        1,735,386
  Transfers between funds .......................        (146,743)      (302,390)        (551,497)         616,650
  Redemptions ...................................         (31,227)      (126,409)        (922,110)        (393,918)
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...            (396)          (256)          (7,349)          (3,385)
  Contingent deferred sales charges (note 2) ....            (183)        (3,195)         (18,634)         (12,603)
  Adjustments to maintain reserves ..............             225             (2)             (27)              (5)
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         169,767        (79,773)       1,548,183        1,942,125
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         196,170        (35,725)       1,902,140        3,280,433
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....         785,148        820,873        7,426,836        4,146,403
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $     981,318        785,148        9,328,976        7,426,836
                                                    =============  =============    =============    =============



                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               OPPGLOB                        PHXBALFD
                                                     ---------------------------     ---------------------------
                                                        1998            1997            1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      61,774         96,072           18,333           15,090
  Mortality, expense and administration
    charges (note 2) ............................         (85,201)       (65,639)          (9,786)          (7,320)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         (23,427)        30,433            8,547            7,770
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       2,675,792      1,614,192          143,908          215,973
  Cost of mutual fund shares sold ...............      (2,232,654)    (1,233,355)        (144,310)        (218,348)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........         443,138        380,837             (402)          (2,375)
  Change in unrealized gain (loss) on investments        (210,371)      (186,375)          80,132           (8,166)
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         232,767        194,462           79,730          (10,541)
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................         475,445        665,438           29,498           93,626
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         684,785        890,333          117,775           90,855
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       1,551,016      1,205,785          143,962          213,816
  Transfers between funds .......................         (79,722)       (95,415)         (31,417)        (146,863)
  Redemptions ...................................        (562,042)      (404,533)         (95,632)         (24,836)
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...          (5,709)        (3,916)            (749)            (292)
  Contingent deferred sales charges (note 2) ....         (12,575)       (13,137)          (1,821)          (1,026)
  Adjustments to maintain reserves ..............          (5,842)            76               (7)               -
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         885,126        688,860           14,336           40,799
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       1,569,911      1,579,193          132,111          131,654
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       5,695,782      4,116,589          663,764          532,110
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   7,265,693      5,695,782          795,875          663,764
                                                    =============  =============    =============    =============






                                                                 PRINT                           PRSMCAP
                                                     ---------------------------      ---------------------------
                                                        1998            1997             1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $             -              -                -                -
  Mortality, expense and administration
    charges (note 2) ............................               -              -                -                -
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................               -              -                -                -
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........               -              -                -                -
  Cost of mutual fund shares sold ...............               -              -                -                -
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........               -              -                -                -
  Change in unrealized gain (loss) on investments               -              -                -                -
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............               -              -                -                -
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................               -              -                -                -
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........               -              -                -                -
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................               -              -                -                -
  Transfers between funds .......................           1,815              -              454                -
  Redemptions ...................................               -              -                -                -
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...               -              -                -                -
  Contingent deferred sales charges (note 2) ....               -              -                -                -
  Adjustments to maintain reserves ..............               1              -               12                -
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................           1,816              -              466                -
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........           1,816              -              466                -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -              -                -                -
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $       1,816              -              466                -
                                                    =============  =============    =============    =============


 (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               STTOTRET                        TEMFORFD
                                                    ---------------------------     ---------------------------
                                                           1998            1997            1998            1997
                                                    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       4,227          9,509          111,484          141,805
  Mortality, expense and administration
    charges (note 2) ............................         (22,635)       (18,949)         (59,378)         (59,161)
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         (18,408)        (9,440)          52,106           82,644
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........         377,041        383,941        1,293,020          662,819
  Cost of mutual fund shares sold ...............        (384,883)      (343,668)      (1,287,738)        (572,838)
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........          (7,842)        40,273            5,282           89,981
  Change in unrealized gain (loss) on investments         473,589        (72,806)        (678,199)        (364,660)
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         465,747        (32,533)        (672,917)        (274,679)
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................          21,813        333,588          328,019          373,056
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         469,152        291,615         (292,792)         181,021
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         307,761        396,146          917,664        1,244,024
  Transfers between funds .......................        (207,357)        39,129         (948,243)         175,787
  Redemptions ...................................        (154,396)      (178,732)        (423,401)        (209,477)
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...          (1,357)          (635)          (3,898)          (2,245)
  Contingent deferred sales charges (note 2) ....          (2,073)        (4,415)          (5,931)          (6,278)
  Adjustments to maintain reserves ..............              34            161              (65)             (47)
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         (57,388)       251,654         (463,874)       1,201,764
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         411,764        543,269         (756,666)       1,382,785
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       1,613,016      1,069,747        4,826,284        3,443,499
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   2,024,780      1,613,016        4,069,618        4,826,284
                                                    =============  =============    =============    =============





                                                               WPEMGRO                         WPGIFXINC
                                                     ---------------------------      ---------------------------
                                                         1998            1997             1998            1997
                                                    -------------  -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $           -              -            3,459                -
  Mortality, expense and administration
    charges (note 2) ............................         (61,048)       (49,041)            (821)               -
                                                    -------------  -------------    -------------    -------------
    Net investment activity .....................         (61,048)       (49,041)           2,638                -
                                                    -------------  -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........       1,097,855      1,065,213            8,819                -
  Cost of mutual fund shares sold ...............        (912,250)      (995,193)          (8,789)               -
                                                    -------------  -------------    -------------    -------------
    Realized gain (loss) on investments .........         185,605         70,020               30                -
  Change in unrealized gain (loss) on investments          95,404        399,868            1,566                -
                                                    -------------  -------------    -------------    -------------
    Net gain (loss) on investments ..............         281,009        469,888            1,596                -
                                                    -------------  -------------    -------------    -------------
  Reinvested capital gains ......................               -        263,613                -                -
                                                    -------------  -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         219,961        684,460            4,234                -
                                                    -------------  -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       1,272,369      1,083,873           64,115                -
  Transfers between funds .......................        (414,970)        57,962           81,989                -
  Redemptions ...................................        (547,689)      (298,254)            (400)               -
  Annuity benefits ..............................               -              -                -                -
  Annual contract maintenance charge (note 2) ...          (3,914)        (1,806)              (3)               -
  Contingent deferred sales charges (note 2) ....         (13,328)       (10,397)             (25)               -
  Adjustments to maintain reserves ..............             (10)            (4)              53                -
                                                    -------------  -------------    -------------    -------------
      Net equity transactions ...................         292,458        831,374          145,729                -
                                                    -------------  -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         512,419      1,515,834          149,963                -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       4,480,173      2,964,339                -                -
                                                    -------------  -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $   4,992,592      4,480,173          149,963                -
                                                    =============  =============    =============    =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 1998 and 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              American Century: Benham Short-Term Government Fund (ACBenSTGvt)
              American Century: Income & Growth Fund (ACIncGro)
              American Century: Twentieth Century Growth Fund (ACTCGro)
              American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
              American Century: Twentieth Century Ultra Fund (ACTCUltra)
              Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester Fund Institutional Class (DeHYBd)
              Dreyfus A Bonds Plus, Inc. (DryABds)
              Dreyfus Appreciation Fund, Inc. (DryApp)
              Dreyfus Balanced Fund, Inc. (DryBal)
              Dreyfus S&P 500 Index Fund (Dry500Ix)
              The Dreyfus Third Century Fund, Inc. (Dry3dCen)
              Evergreen Income and Growth Fund - Class Y (EvIncGro)
              Federated High Yield Trust (FedHiYld)
              Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
              Fidelity Advisor Balanced Fund - Class T (FABal)
              Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
              Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
              Fidelity Advisor High Yield Fund - Class T (FAHiYld)
              Fidelity Asset Manager(TM) (FidAsMgr)
              Fidelity Capital & Income Fund (FidCapInc)
                (not available for additional purchase payments or exchanges after May 1, 1991)
              Fidelity Equity-Income Fund (FidEqInc)
              Fidelity Magellan(R) Fund (FidMgln)
              Fidelity Puritan(R) Fund (FidPurtn)



              Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                (not available for additional purchase payments or exchanges after December 1, 1993)
              Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class I (FranMutSer)
              INVESCO Dynamics Fund (InvDynam)
              Janus Fund (JanFund)
              Janus Twenty Fund (Jan20Fd)
              Janus Worldwide Fund (JanWrldwde)
              Lazard Small Cap Portfolio - Open Shares (LazSmCap)
              MFS(R) World Governments Fund - Class A (MFSWdGvt)
              Nationwide(R) Bond Fund - Class D (NWBdFd) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Fund - Class D (NWFund) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Growth Fund - Class D (NWGroFd) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)
              Nationwide(R) Intermediate U.S. Government Bond Fund - Class D (NWUSGvt)
                (formerly Nationwide U.S. Government Income Fund)
                (managed for a fee by an affiliated investment advisor)
              Nationwide S&P 500(R) Index Fund - Class R (NWIndxFd)
                (managed for a fee by an affiliated investment advisor)
              Neuberger & Berman Genesis Trust (NBGenesTr)
                (available only for contracts established prior to March 6, 1998)
              Neuberger & Berman Guardian Trust (NBGuardTr)
              Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
              Neuberger & Berman Partners Fund (NBPartFd)
              Oppenheimer Global Fund - Class A (OppGlob)
              Phoenix Balanced Fund Series - Class A (PhxBalFd)
              Prestige Balanced Fund - Class A (PrBal) (managed for a fee by an affiliated investment advisor)
              Prestige International Fund - Class A (PrInt) (managed for a fee by an affiliated investment advisor)
              Prestige Large Cap Growth Fund - Class A (PrLgCapGro)
                (managed for a fee by an affiliated investment advisor)
              Prestige Large Cap Value Fund - Class A (PrLgCapVal)
                (managed for a fee by an affiliated investment advisor)
              Prestige Small Cap Fund - Class A (PrSmCap) (managed for a fee by an affiliated investment advisor)
              Strong Common Stock Fund, Inc. (StComStk)
              Strong Total Return Fund, Inc. (StTotRet)
              Templeton Foreign Fund - Class I (TemForFd)
              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
              Warburg Pincus Global Fixed-Income Fund - Common Shares (WPGlFxInc)

         At December 31, 1998, contract owners have not invested in all of the above funds except for INVESCO Dynamics Fund, Nationwide S&P 500(R) Index Fund - Class R, Prestige Balanced Fund - Class A, Prestige Large Cap Growth Fund - Class A, Prestige Large Cap Value Fund - Class A and Strong Common Stock Fund, Inc. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

         The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

         The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

         The following is a summary of contract owners' equity at December 31, 1998, for each series, in both the accumulation and payout phases.

                                                                                        ANNUAL
Contract owners' equity represented by:            UNITS     UNIT VALUE                RETURN(B)
                                                  -------    ----------                ---------
       Contracts in accumulation phase:

American Century: Benham
Short-Term Government Fund:
   Tax qualified ........................         131,664     23.012292      $3,029,890      5%

American Century: Income & Growth Fund:
   Tax qualified ........................         397,026     17.640513       7,003,742     26%

American Century: Twentieth Century
Growth Fund:
   Tax qualified ........................         150,519     88.518097      13,323,655     35%

American Century: Twentieth Century
International Growth Fund:
   Tax qualified ........................          48,212     18.416900         887,916     17%

American Century: Twentieth Century
Ultra Fund:
   Tax qualified ........................         784,677     22.284614      17,486,224     33%

Delaware Group Delchester High-Yield
Bond Fund, Inc. - Delchester Fund
Institutional Class:
   Tax qualified ........................          73,489     14.911925       1,095,862     (3)%

Dreyfus A Bonds Plus, Inc.:
   Tax qualified ........................         174,256     12.008201       2,092,501      1%

Dreyfus Appreciation Fund, Inc.:
   Tax qualified ........................          56,370     12.724781         717,296     27%(a)

Dreyfus Balanced Fund, Inc.:
   Tax qualified ........................          14,859     10.755504         159,816      8%(a)

Dreyfus S&P 500 Index Fund:
   Tax qualified ........................         429,513     28.976575      12,445,816     26%

The Dreyfus Third Century Fund, Inc.:
   Tax qualified ........................          41,708     25.825514       1,077,131     28%

Evergreen Income and Growth
Fund - Class Y:
   Tax qualified ........................          75,243     17.031564       1,281,506     (2)%

Federated High Yield Trust:
   Tax qualified ........................          49,055      9.976102         489,378      0%

Federated Investment Series Funds, Inc. -
Federated Bond Fund - Class F:
   Tax qualified ........................         104,392     11.547474       1,205,464      4%

Fidelity Advisor Balanced Fund - Class T:
   Tax qualified ........................          31,056     14.984876         465,370     14%

Fidelity Advisor Equity Income
Fund - Class T:
   Tax qualified ........................         103,814     16.455574       1,708,319      5%



 Fidelity Advisor Growth Opportunities
 Fund - Class T:
    Tax qualified..............................   391,088     18.629791      7,285,888     22%

 Fidelity Advisor High Yield Fund - Class T:
    Tax qualified..............................   223,247     12.545500      2,800,745     (2)%

 Fidelity Asset Manager(TM):
    Tax qualified..............................   240,850     17.206302      4,144,138     15%

 Fidelity Capital & Income Fund:
    Tax qualified..............................    24,848     48.330455      1,200,915      3%

 Fidelity Equity-Income Fund:
    Tax qualified..............................   216,592     78.774753     17,061,981     11%

 Fidelity Magellan(R) Fund:
    Tax qualified..............................   775,189     29.350937     22,752,524     32%

 Fidelity Puritan(R) Fund:
    Tax qualified..............................   631,678     22.760633     14,377,391     15%

 Fidelity VIP - High Income Portfolio:
    Tax qualified..............................     5,077     23.899779        121,339     (6)%

 Franklin Mutual Series Fund Inc. -
 Mutual Shares Fund - Class I:
    Tax qualified .............................    18,848      9.868029        185,993     (1)%(a)

 Janus Fund:
    Tax qualified .............................   303,830     20.070038      6,097,880     37%

 Janus Twenty Fund:
    Tax qualified .............................   507,576     32.342568     16,416,311     71%

 Janus Worldwide Fund:
    Tax qualified .............................   459,107     15.241714      6,997,578     24%

 Lazard Small Cap Portfolio - Open Shares:
    Tax qualified .............................        45     10.448830            470      4%(a)

 MFS(R) World Governments Fund - Class A:
    Tax qualified .............................    19,990     37.527462        750,174      3%

 Nationwide(R) Bond Fund - Class D:
    Tax qualified .............................    36,470     43.667785      1,592,564      7%
    Non-tax qualified .........................       148     43.480582          6,435      7%

 Nationwide(R) Fund - Class D:
    Tax qualified .............................    59,155     25.467347      7,422,021     29%
    Non-tax qualified .........................       176     30.686988         23,001     29%

 Nationwide(R) Growth Fund - Class D:
    Tax qualified .............................    30,515     14.746202      3,501,480     22%
    Non-tax qualified .........................       218     21.157545         26,412     22%

 Nationwide(R) Money Market Fund:
    Tax qualified - Pre 12/25/82 ..............    32,588     26.532610        864,645      4%
    Tax qualified .............................   503,152     21.071063     10,601,947      4%
    Non-tax qualified .........................       841     26.700292         22,455      4%

 Nationwide(R) Intermediate U.S.
 Government Bond Fund - Class D:
    Tax qualified .............................    43,459     11.915504        517,836      7%



 Neuberger & Berman Genesis Trust
    Tax qualified .............................    67,525      9.266508        625,721     (7)%(a)

 Neuberger & Berman Guardian Trust:
    Tax qualified .............................   436,072     17.198573      7,499,816      1%

 Neuberger & Berman Limited Maturity
 Bond Fund:
    Tax qualified .............................    81,393     12.056542        981,318      3%

 Neuberger & Berman Partners Fund:
    Tax qualified .............................   374,224     24.928856      9,328,976      5%

 Oppenheimer Global Fund - Class A:
    Tax qualified .............................   301,407     24.105920      7,265,693     11%

 Phoenix Balanced Fund Series - Class A:
    Tax qualified .............................    47,793     16.652539        795,875     17%

 Prestige International Fund - Class A:
    Tax qualified .............................       181     10.035113          1,816      0%(a)

 Prestige Small Cap Fund - Class A:
    Tax qualified .............................        45     10.359298            466      4%(a)

 Strong Total Return Fund, Inc.:
    Tax qualified .............................    75,602     26.782090      2,024,780     30%

 Templeton Foreign Fund - Class I:
    Tax qualified .............................   318,666     12.770793      4,069,618     (6)%

 Warburg Pincus Emerging Growth
 Fund - Common Shares:
    Tax qualified .............................   338,034     14.769496      4,992,592      4%

 Warburg Pincus Global Fixed-Income
 Fund - Common Shares:
    Tax qualified .............................    14,079     10.651516        149,963      7%(a)
                                                   ======     =========

 Reserves for annuity contracts in payout phase:
    Tax qualified .............................                                247,310
                                                                         -------------
                                                                         $ 227,225,953
                                                                         =============



(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits                               Page
          (a) Financial Statements:
              (1) Financial statements included in Prospectus
                  (Part A)
                  Condensed Financial Information                          19
              (2)Financial statements included in Part B:
                 Those financial statements required by Item 23 to be
                 included in Part B have been incorporated therein by reference to the Prospectus (Part A).
           Nationwide Variable Account:
                 Independent Auditors' Report.                             67
                 Statement of Assets, Liabilities and contract
                 owners' Equity as of December 31, 1998.                   68

                 Statements of Operations and Changes in
                 Contract Owners' Equity for the years ended
                 December 31, 1998 and 1997.                               71

                 Notes to Financial Statements.                            83

           Nationwide Life Insurance Company and subsidiaries:
                 Independent Auditors' Report.                             89
                 Consolidated Balance Sheets as of December
                 31, 1998 and 1997.                                        90
                 Consolidated Statements of Income for the
                 years ended December 31, 1998, 1997 and
                 1996.                                                     91
                 Consolidated Statements of Shareholder's
                 Equity for the years ended December 31,
                 1998, 1997 and 1996.                                      92
                 Consolidated Statements of Cash Flows for
                 the years ended December 31, 1998, 1997
                 and 1996.                                                 93
                 Notes to Consolidated Financial Statements.               94


                                   116 of 142

Item 24.  (b) Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, (File No. 2-58043), and hereby incorporated by reference.
               (2)  Not Applicable
               (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, (File No. 2-58043), and hereby incorporated by reference.
               (4) The form of the variable annuity contract - Filed previously with the Registration Statement (File No. 2-58043), and hereby incorporated by reference.
               (5) Variable Annuity Application - Filed previously with the Registration Statement (File No. 2-58043), and hereby incorporated by reference.
               (6) Articles of Incorporation of Depositor -Filed previously with the Registration Statement (File No. 2-58043), and hereby incorporated by reference.
               (7)  Not Applicable
               (8)  Not Applicable
               (9) Opinion of Counsel - Filed previously with the Registration Statement (File No. 2-58043) and hereby incorporated by reference.
               (10) Not Applicable
               (11) Not Applicable
               (12) Not Applicable
               (13) Not Applicable

                                   117 of 142

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365
-------------------------------------------------------------------------------------------------------------------
                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701
-------------------------------------------------------------------------------------------------------------------
                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135
-------------------------------------------------------------------------------------------------------------------
                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411
-------------------------------------------------------------------------------------------------------------------
                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN  56258
-------------------------------------------------------------------------------------------------------------------
                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691
-------------------------------------------------------------------------------------------------------------------
                          Joseph J. Gasper                                     President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Dimon R. McFerson                                    Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          David O. Miller                                       Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025
-------------------------------------------------------------------------------------------------------------------
                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA  30339
-------------------------------------------------------------------------------------------------------------------
                          Ralph M. Paige, Executive Director                     Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344
-------------------------------------------------------------------------------------------------------------------
                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026
-------------------------------------------------------------------------------------------------------------------
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618
-------------------------------------------------------------------------------------------------------------------
                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986
-------------------------------------------------------------------------------------------------------------------

                                   118 of 142

-------------------------------------------------------------------------------------------------------------------
                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
                          Nancy C. Thomas                                        Director
                          1733A Westwood Avenue
                          Alliance, OH  44601
-------------------------------------------------------------------------------------------------------------------
                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Charles A. Bryan                         Senior Vice President - Chief Actuary
                          One Nationwide Plaza                             Property and Casualty
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          David A. Diamond                           Senior Vice President - Corporate
                          One Nationwide Plaza                                  Controller
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Phillip C. Gath                                Senior Vice President -
                          One Nationwide Plaza                                Chief Actuary
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Patricia R. Hatler                            Senior Vice President and
                          One Nationwide Plaza                                General Counsel
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          David K. Hollingsworth                     Senior Vice President - Marketing
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          David R. Jahn                                   Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Donna A. James                                 Senior Vice President -
                          One Nationwide Plaza                         Chief Human Resources Officer
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------


                                   119 of 142



                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Douglas C. Robinette                        Senior Vice President- Finance
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          James A. Taylor                                Senior Vice President -
                          One Nationwide Plaza                        Property and Casualty Insurance
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Mark R. Thresher                           Senior Vice President - Finance
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                Shared Services
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Susan A. Wolken                                Senior Vice President -
                          One Nationwide Plaza                       Product Management and Marketing
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Bruce C. Barnes                               Vice President - Technology
                          One Nationwide Plaza                             Strategy and Planning
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Dennis W. Click                               Vice President - Secretary
                          One Nationwide Plaza
                          Columbus,  OH 43215
-------------------------------------------------------------------------------------------------------------------
                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                           Investment Life Actuarial
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          R. Dennis Noice                                Vice President - Systems
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Joseph P. Rath                              Senior Vice President - Product
                          One Nationwide Plaza                             and Market Compliance
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------





Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
                * Subsidiaries for which separate financial statements are filed

                ** Subsidiaries included in the respective consolidated financial statements

                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

                ****  other subsidiaries

                                   120 of 142

                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED      PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)
             The 401K Companies, Inc.                Texas                                   Holding Company

             The 401(K) Company                      Texas                                   Third-party administrator for
                                                                                             401(k) plans
             401K Investment Advisors, Inc.          Texas                                   Investment Advisor registered
                                                                                             with the SEC
             401K Investments Services, Inc.         Texas                                   NASD registered Broker-Dealer
             Affiliate Agency, Inc.                  Delaware                                Life Insurance Agency
             Affiliate Agency of Ohio, Inc.          Ohio                                    Life Insurance Agency
             AID Finance Services, Inc.              Iowa                                    Holding Company
             ALLIED General Agency Company           Iowa                                    Managing General Agent and
                                                                                             Surplus Lines Broker (P&C)
             ALLIED Group, Inc.                      Iowa                                    Holding Company
                                                     Iowa                                    Direct Marketer (P&C)
             ALLIED Group Insurance Marketing
               Company
             ALLIED Group Merchant Banking           Iowa
               Corporation                                                                   Broker-Dealer
             ALLIED Group Mortgage Company           Iowa                                    Mortgage Lender
             ALLIED Life Brokerage Agency, Inc.      Iowa                                    Insurance Broker
             ALLIED Life Financial Corporation       Iowa                                    Holding Company
             ALLIED Life Insurance Company           Iowa                                    Insurance Company
             ALLIED Property and Casualty Insurance  Iowa                                    Underwrites General P&C
               Company                                                                       Insurance
             Allnations, Inc.                        Ohio                                    Promotes international
                                                                                             cooperative insurance
                                                                                             organizations
             AMCO Insurance Company                  Iowa                                    Underwrites General P&C
                                                                                             Insurance
             American Marine Underwriters, Inc.      Florida                                 Underwriting Manager
             Auto Direkt Insurance Company           Germany                                 Insurance Company
             CalFarm Insurance Company               California                              Stock Corporation
             Caliber Funding Corporation             Delaware                                Stock Corporation
             Colonial County Mutual Insurance        Texas                                   Insurance Company
               Company
             Colonial Insurance Company of           Wisconsin                               Insurance Company
               Wisconsin
             Columbus Insurance Brokerage and        Germany                                 Insurance Broker
               Service GmbH
             Cooperative Service Company             Nebraska                                Insurance Agency

                                   121 OF 142

                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)
             Depositors Insurance Company            Iowa                                    Underwrites P&C insurance
             *Employers Life Insurance Company of    Wisconsin                               Life Insurance Company
                Wausau
             Excaliber Funding Corporation           Delaware                                Limited purpose corporation
             F&B, Inc.                               Iowa                                    Insurance Agency
             Farmland Mutual Insurance Company       Iowa                                    Mutual Insurance Company
             Financial Horizons Distributors         Alabama                                 Insurance Agency
             Agency of
               Alabama, Inc.
             Financial Horizons Distributors         Ohio                                    Insurance Agency
             Agency of
               Ohio, Inc.
             Financial Horizons Distributors         Oklahoma                                Insurance Agency
             Agency of
               Oklahoma, Inc.
             Financial Horizons Distributors         Texas                                   Insurance Agency
             Agency of
               Texas, Inc.
             *Financial Horizons Investment Trust    Massachusetts                           Investment Company
             Financial Horizons Securities           Oklahoma                                Broker-Dealer
             Corporation
             GatesMcDonald Health Plus, Inc.         Ohio                                    Managed Care Organization
             Gates, McDonald & Company               Ohio                                    Cost Control
             Gates, McDonald & Company of Nevada     Nevada                                  Self-insurance administration,
                                                                                             claims examinations and data
                                                                                             processing services
             Gates, McDonald & Company of New        New York                                Workers' compensation claims
             York, Inc.                                                                      administration
             MedPro Solutions, Inc.                  Massachusetts                           Third-party administration
                                                                                             services for workers'
                                                                                             compensation, automobile injury
                                                                                             and disability claims
             Insurance Intermediaries, Inc.          Ohio                                    Insurance Broker and Insurance
                                                                                             Agency
             Irvin L. Schwartz and Associates, Inc.  Ohio                                    Insurance Agency
             Landmark Financial Services of New      New York                                Life Insurance Agency
               York, Inc.

                                   122 of 142


                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)
             Leben Direkt Insurance Company          Germany                                 Life Insurance Company
             Lone Star General Agency, Inc.          Texas                                   Insurance Agency
             Midwest Printing Services, Inc.         Iowa                                    General Printing Services
             Morley & Associates                     Oregon                                  Insurance Broker
             Morley Capital Management, Inc.         Oregon                                  Investment Adviser and stable
                                                                                             value money management
             Morley Financial Services, Inc.         Oregon                                  Holding Company
             Morley Research Associates, Ltd.        Delaware                                Credit research consulting
             **MRM Investments, Inc.                 Ohio                                    Owns and operates a
                                                                                             recreational ski facility
             **National Casualty Company             Wisconsin                               Insurance Company
             National Casualty Company of America,   Great Britain                           Insurance Company
               Ltd.
             National Deferred Compensation, Inc.    Ohio                                    Administers deferred
                                                                                             compensation plans for public
                                                                                             employees
             **National Premium and Benefit          Delaware                                Insurance Administrative
              Administration Company                                                         Services
             Nationwide Advisory Services, Inc.      Ohio                                    Investment Management and
                                                                                             Administrative Services
             **Nationwide Agency, Inc.               Ohio                                    Insurance Agency
             Nationwide Agribusiness Insurance       Iowa                                    Insurance Company
              Company
             Nationwide Asset Allocation Trust       Massachusetts                           Investment Company
             Nationwide Cash Management Company      Ohio                                    Investment Securities Agent
             Nationwide Community Urban              Ohio                                    Special purpose real estate
               Redevelopment Corporation                                                     corporation
             Nationwide Corporation                  Ohio                                    Holding Company
             Nationwide Financial Institution        Delaware                                Insurance Agency
               Distributors Agency, Inc.
             Nationwide Financial Services           Bermuda                                 Life Insurance Company
             (Bermuda) Ltd.
             Nationwide Financial Services Capital   Delaware                                Statutory Business Trust
             Trust

                                   123 of 142


                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)
             Nationwide Financial Services Capital   Delaware                                Statutory Business Trust
             Trust II
             Nationwide Financial Services, Inc.     Delaware                                Holding Company
             Nationwide General Insurance Company    Ohio                                    Insurance Company
             Nationwide Global Holdings, Inc.        Ohio                                    Holding Company for
                                                                                             International Operations
             Nationwide Health Plans, Inc.           Ohio                                    Health Maintenance Organization
             *Nationwide Indemnity Company           Ohio                                    Reinsurance Company
             Nationwide Insurance Company of         California                              Underwriter
               America
             Nationwide Insurance Company of         Ohio                                    Insurance Company
             Florida
             Nationwide Insurance Enterprise         Ohio                                    Membership Non-Profit
               Foundation                                                                    Corporation
             Nationwide Services Company, LCC        Ohio                                    Shared services functions
             Nationwide Insurance Golf Charities,    Ohio                                    Membership Non-Profit
             Inc.                                                                            Corporation
             Nationwide International Underwriters   California                              Underwriting Manager
             Nationwide Investing Foundation         Michigan                                Provide investors with
                                                                                             continuous source of investment
             *Nationwide Investing Foundation II     Massachusetts                           Common Law Trust
             Nationwide Investment Services          Oklahoma                                Registered Broker-Dealer in
               Corporation                                                                   deferred compensation market
             Nationwide Investors Services, Inc.     Ohio                                    Stock Transfer Agent
             **Nationwide Life and Annuity           Ohio                                    Life Insurance Company
             Insurance Company
             **Nationwide Life Insurance Company     Ohio                                    Life Insurance Company
             Nationwide Lloyds                       Texas                                   Property Insurance

                                   124 of 142


                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)
             Nationwide Management Systems, Inc.     Ohio                                    Preferred provider
                                                                                             organization, products and
                                                                                             related services
             Nationwide Mutual Fire Insurance        Ohio                                    Mutual Insurance Company
               Company
             Nationwide Mutual Funds                 Ohio                                    Investment Company
             Nationwide Mutual Insurance Company     Ohio                                    Mutual Insurance Company
             Nationwide Properties, Ltd.             Ohio                                    Develop, own and operate real
                                                                                             estate and real estate
                                                                                             investments
             Nationwide Property and Casualty        Ohio                                    Insurance Company
               Insurance Company
             Nationwide Realty Investors, Inc.       Ohio                                    Develop, own and operate real
                                                                                             estate and real estate
                                                                                             investments
             Nationwide Retirement Solutions, Inc.   Delaware                                Market and administer deferred
                                                                                             compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Alabama                                 Market and administer deferred
             of Alabama                                                                      compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Arizona                                 Market and administer deferred
             of Arizona                                                                      compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Arkansas                                Market and administer deferred
             of Arkansas                                                                     compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Montana                                 Market and administer deferred
             of Montana                                                                      compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Nevada                                  Market and administer deferred
             of Nevada                                                                       compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   New Mexico                              Market and administer deferred
             of New Mexico                                                                   compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Ohio                                    Market variable annuity
             of Ohio                                                                         contracts to members of the
                                                                                             National Education Association
                                                                                             in the state of Ohio
             Nationwide Retirement Solutions, Inc.   Oklahoma                                Market variable annuity
             of Oklahoma                                                                     contracts to members of the
                                                                                             National Education Association
                                                                                             in the state of Oklahoma

                                   125 of 142

                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)
             Nationwide Retirement Solutions, Inc.   South Dakota                            Market and administer deferred
             of South Dakota                                                                 compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Texas                                   Market and administer deferred
             of Texas                                                                        compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Wyoming                                 Market variable annuity
             of Wyoming                                                                      contracts to members of the
                                                                                             National Education Association
                                                                                             in the state of Wyoming
             Nationwide Retirement Solutions         Massachusetts                           Market and administer deferred
               Insurance Agency Inc.                                                         compensation plans for public
                                                                                             employees
             *Nationwide Separate Account Trust      Massachusetts                           Investment Company
             Nationwide Trust Company, FSB           United States of                        Federal Savings Bank
                                                     America
             Neckura Holding Company                 Germany                                 Administrative services for
                                                                                             Neckura Insurance Group
             Neckura Insurance Company               Germany                                 Insurance Company
             Neckura Life Insurance Company          Germany                                 Life Insurance Company
                                                                                             Workers' compensation
             Nevada Independent Companies-           Nevada                                  administrative services
               Construction
             Nevada Independent Companies-Health     Nevada                                  Workers' compensation
             and Nonprofit                                                                   administrative services
                                                     Nevada                                  Workers' compensation
             Nevada Independent Companies-                                                   administrative services
               Hospitality and Entertainment
                                                     Nevada                                  Workers' compensation
             Nevada Independent Companies-                                                   administrative services
               Manufacturing
             NFS Distributors, Inc.                  Delaware                                Holding Company
             NWE, Inc.                               Ohio                                    Special Investments
             PanEuroLife                             Luxembourg                              Life Insurance
             Pension Associates, Inc.                Wisconsin                               Pension plan administration
             Portland Investment Services, Inc.      Oregon                                  NASD Registered Broker-Dealer
             Premier Agency, Inc.                    Iowa                                    Insurance Agency
             Riverview Agency, Inc.                  Texas                                   Stock Corporation
             Scottsdale Indemnity Company            Ohio                                    Insurance Company
             Scottsdale Insurance Company            Ohio                                    Insurance Company


                                  126 OF 142


                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)
             Scottsdale Surplus Lines Insurance      Arizona                                 Excess and Surplus Lines
               Company                                                                       Insurance Company
             SVM Sales GmbH, Neckura                 Germany                                 Sales support for Neckura
               Insurance Group                                                               Insurance Group
             Union Bond and Trust Company            Oregon                                  Oregon state bank with trust
                                                                                             powers
             Villanova Capital, Inc.                 Delaware                                Holding Company
             Villanova Mutual Fund Capital Trust     Delaware                                Business Trust
             Villanova SA Capital Trust              Delaware                                Business Trust
             **Wausau Preferred Health Insurance     Wisconsin                               Insurance and Reinsurance
             Company                                                                         Company
             Western Heritage Insurance Company      Arizona                                 Excess and Surplus Lines
                                                                                             Insurance Company


                                   127 of 142

                                                                          NO. VOTING SECURITIES
                                                                       (SEE ATTACHED CHART) UNLESS
                                                       STATE/              OTHERWISE INDICATED
                                                     COUNTRY OF
                       COMPANY                      ORGANIZATION                                            PRINCIPAL BUSINESS
     *  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
     *  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
     *  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
        Nationwide DCVA II                             Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
     *  Separate Account No. 1                         Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
     *  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
     *  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity contracts
                                                                    Separate Account
     *  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity contracts
                                                                    Separate Account
     *  Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity contracts
                                                                    Separate Account
     *  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
     *  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
     *  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
     *  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
     *  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
     *  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity contracts
        Account                                                     Account
     *  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
     *  Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
     *  Nationwide Variable Account-9                  Ohio         Nationwide Life Separate        Issuer of Annuity contracts
                                                                    Account
        Nationwide Variable Account -10                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                    Account
     *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
        Account-A                                                   Separate Account                  Policies
        Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
        Account-B                                                   Separate Account                  Policies
     *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
        Account-C                                                   Separate Account                  Policies


                                   128 of 142


                                                                          NO. VOTING SECURITIES
                                                                       (SEE ATTACHED CHART) UNLESS
                                                       STATE/              OTHERWISE INDICATED
                                                      COUNTRY
                       COMPANY                    OF ORGANIZATION                                           PRINCIPAL BUSINESS
     *  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate     Issuer of Life Insurance Policies
                                                                    Account
     *  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate     Issuer of Life Insurance Policies
                                                                    Account
        Nationwide VLI Separate Account-4              Ohio         Nationwide Life Separate     Issuer of Life Insurance Policies
                                                                    Account
        Nationwide VLI Separate Account -5             Ohio         Nationwide Life Separate     Issuer of Life Insurance Policies
                                                                    Account


                                   129 of 142

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

ITEM 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners as of January 31, 1999was 8,323.

ITEM 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

              (a) Nationwide Advisory Services, Inc. ("NAS") acts as
                  principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account -10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account -D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account -5, and Nationwide Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.

                  NAS also acts as principal underwriter for Nationwide Separate Account Trust, Nationwide Asset Allocation Trust and Nationwide Mutual Funds which are open-end management investment companies.



                                   132 of 142

         (b)   NATIONWIDE ADVISORY SERVICES, INC. - DIRECTORS AND OFFICERS

NAME AND                                                               POSITIONS AND OFFICES
BUSINESS ADDRESS                                                          WITH UNDERWRITER
Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson                                                           Chairman and
One Nationwide Plaza                                            Chief Executive Officer and Director
Columbus, OH  43215

Robert A. Oakley                                             Executive Vice President - Chief Financial
One Nationwide Plaza                                                    Officer and Director
Columbus, OH  43215

Paul J. Hondros                                                               Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                                               Director
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                                     Executive Vice President - Chief Investment
One Nationwide Plaza                                                    Officer and Director
Columbus, OH 43215

Edwin P. Mc Causland, Jr.                                        Senior Vice President-Fixed Income
One Nationwide Plaza                                                         Securities
Columbus, OH 43215

Charles S. Bath
One Nationwide Plaza                                                Vice President - Investments
Columbus, OH  43215

Dennis W. Click                                                     Vice President and Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee
One Nationwide Plaza                                                       Vice President
Columbus, OH  43215

James F. Laird, Jr.                                                  Vice President and General
One Nationwide Plaza                                                          Manager
Columbus, OH  43215

Joseph P. Rath                                                 Vice President - Office of Product and
One Nationwide Plaza                                                     Market Compliance
Columbus, OH 43215
                                                                     Vice President - Taxation
Alan A. Todryk
One Nationwide Plaza
Columbus, OH  43215

Christopher A. Cray                                                          Treasurer
One Nationwide Plaza
Columbus, OH 43215

Elizabeth A. Davin                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

David E. Simaitis                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

                                   133 of 142

         (C)     NAME OF        NET UNDERWRITING       COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR      BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION
                 Nationwide              N/A                      N/A                  N/A                N/A
                  Advisory
                  Services,
                    Inc.

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES
              Not Applicable
Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


              Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

                                   134 of 142

                                   PROSPECTUS


                                   MAY 1, 1999


                                   NATIONWIDE
                                VARIABLE ACCOUNT


                                    DEFERRED
                           VARIABLE ANNUITY CONTRACTS





                                   OFFERED BY

                                   NATIONWIDE
                             LIFE INSURANCE COMPANY


                                   135 of 142

                        NATIONWIDE LIFE INSURANCE COMPANY
                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   Issued Through Nationwide Variable Account
                          Prospectus Dated May 1, 1999


THIS SUPPLEMENT IS FOR USE ONLY WITH CONTRACTS ISSUED TO INDIVIDUAL RETIREMENT ACCOUNTS THAT ARE DESCRIBED IN SECTION 408(A) OF THE INTERNAL REVENUE CODE AND WHICH ALSO SATISFY THE DEFINITION OF SIMPLE RETIREMENT ACCOUNTS IN SECTION 408(p) OF THE INTERNAL REVENUE CODE (AS ENACTED IN SECTION 1421 OF THE SMALL BUSINESS JOB PROTECTION ACT OF 1996).


1. The section entitled "GLOSSARY OF SPECIAL TERMS" in the prospectus is amended by adding the following:


SIMPLE IRA - An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code only contributions that can be made are contributions under a SIMPLE Plan and rollovers or transfers from another SIMPLE IRA.

SIMPLE PLAN - The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a SIMPLE Plan, each employee may choose whether to have the Small Employer make payments as contributions under the SIMPLE Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a SIMPLE Plan must make either matching contributions or non-elective contributions. All contributions under a SIMPLE Plan are made to SIMPLE IRAs.

SMALL EMPLOYER - An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

TWO-YEAR PERIOD - The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee's SIMPLE IRA.

2. The section entitled "SUMMARY OF CONTRACT EXPENSES" in the prospectus is amended by adding the following footnote:

3. The Contingent Deferred Sales Charge is waived for those contracts issued under a SIMPLE IRA Plan. Withdrawals may be made from the contract at any time without the imposition of any Contingent Deferred Sales Charge. Any additional references throughout the prospectus to the Contingent Deferred Sales Charge do not apply to contracts issued under SIMPLE IRA Plans, as required by Federal tax law, such charges do not apply to contracts issued under SIMPLE IRA Plans.


                                   136 of 142

3. The "EXAMPLE" Chart in the prospectus is amended with respect to contracts issued as SIMPLE IRAs as follows:

The following chart depicts the dollar amount of expenses that would be incurred under this contract assuming a $1,000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

---------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END    CONTRACT AT THE END OF THE
                                  APPLICABLE TIME PERIOD      OF THE APPLICABLE TIME       APPLICABLE TIME PERIOD
                                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
                                  1     3       5      10     1       3     5      10     1      3      5      10
                                 YR.   YRS.    YRS.   YRS.   YR.     YRS.  YRS.   YRS.   YR.    YRS.   YRS.   YRS.
---------------------------------------------------------------------------------------------------------------------
American Century: Short Term      91    109    137    237     21     64    110    237     *      64    110     237
Government (formerly Benham
Short-Term Government)
---------------------------------------------------------------------------------------------------------------------
American Century: Income &        92    112    143    248     22     67    116    248     *      67    116     248
Growth
---------------------------------------------------------------------------------------------------------------------
American Century: Growth          95    122    159    281     25     77    132    281     *      77    132     281
(formerly Twentieth Century
Growth)
---------------------------------------------------------------------------------------------------------------------
American Century:                 99    133    177    317     29     88    150    317     *      88    150     317
International Growth (formerly
Twentieth Century
International Growth)
---------------------------------------------------------------------------------------------------------------------
American Century: Ultra           95    122    159    281     25     77    132    281     *      77    132     281
(formerly Twentieth Century
Ultra)
---------------------------------------------------------------------------------------------------------------------
Delchester Fund-Inst'l            92    113    143    249     22     68    116    249     *      68    116     249
---------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus              95    121    156    276     25     76    129    276     *      76    129     276
---------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.   94    119    153    270     24     74    126    270     *      74    126     270
---------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.       94    120    155    273     24     75    128    273     *      75    128     273
---------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund      90    106    132    228     20     61    105    228     *      61    105     228
(Formerly Peoples Index Fund,
Inc.)
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century         95    121    157    278     25     76    130    278     *      76    130     278
Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth       98    130    172    307     28     85    145    307     *      85    145     307
Fund
---------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F     96    125    163    289     26     80    136    289     *      80    136     289
---------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        94    118    153    268     84     73    126    268     *      73    126     268
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund    95    123    160    283     25     78    133    283     *      78    133     283
- Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund Equity      95    123    160    283     25     78    133    283     *      78    133     286
Income Fund -
Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund Growth      95    121    157    277     25     76    130    277     *      76    130     277
Opportunities Fund - Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield       95    122    159    281     25     77    132    281     *      77    132     281
Fund - Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)        91    109    137    237     21     64    110    237     *      64    110     237
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund       92    112    141    246     22     67    114    246     *      67    114     246
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan Fund            91    109    137    237     21     64    110    237     *      64    110     237
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund             91    110    139    242     21     65    112    272     *      65    112     242
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income          92    113    143    249     22     68    116    249     *      68    116     249
Portfolio
---------------------------------------------------------------------------------------------------------------------

                                   137 of 142

---------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END    CONTRACT AT THE END OF THE
                                  APPLICABLE TIME PERIOD      OF THE APPLICABLE TIME       APPLICABLE TIME PERIOD
                                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
                                  1      3      5      10     1      3      5      10     1      3      5      10
                                 YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.
---------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund       95    125    164    291     26     80    137    291     *      80    137     291
Inc.- Mutual Shares Fund:
Class A
---------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund             96    125    163    289     26     80    136    289     *      80    136     289
---------------------------------------------------------------------------------------------------------------------
Janus Fund                        93    117    150    264     23     72    123    264     *      72    123     264
---------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 94    118    152    266    244     73    125    266     *      73    125     266
---------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              94    119    153    270     24     74    126    810     *      74    126     270
---------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio -      97    127    166    295     27     82    139    295            82    139     295
Open Shares
---------------------------------------------------------------------------------------------------------------------
MFS(R)World Governments Fund      99    133    177    317     29     88    150    317     *      88    150     317
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund - Class D  93    116    148    260     23     71    121    269     *      71    121     260
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D       92    112    143    248     22     67    116    248     *      67    116     248
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -        93    115    147    257     23     70    120    257     *      70    120     257
Class D
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund    91    109    137    236     21     64    110    236     *      64    110     236
- Prime Shares
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Intermediate U.S.    93    115    147    258     23     70    120    258     *      70    120     258
Government Bond Fund
---------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund   95    123    160    284     25     78    133    284     *      78    133     284
- Class R
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity Trust(R)  97    128    168    299     27     83    141    299     *      83    141     299
- Neuberger Berman Genesis
Trust
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         93    116    148    259     23     71    121    259     *      71    121     259
Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited          92    113    143    249     22     68    116    249     *      68    116     249
Maturity Bond Fund
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         93    116    148    260     23     71    121    261     *      71    121     260
Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA        97    127    166    295     27     82    139    295     *      82    139     295
---------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series      95    121    157    278     25     76    130    278     *      76    130     278
---------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class    96    125    164    291     26     80    137    291     *      80    137     291
A
---------------------------------------------------------------------------------------------------------------------
Prestige International Fund -     98    132    175    312     28     87    148    312     *      87    148     312
Class A
---------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund    97    128    169    302     27     83    142    302     *      83    142     302
- Class A
---------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund     97    127    167    297     27     82    140    297     *      82    140     297
- Class A
---------------------------------------------------------------------------------------------------------------------
Prestige Small Cap  - Fund        99    133    177    317     29     88    150    317     *      88    150     317
Class A
---------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund          97    128    168    299     27     83    141    299     *      83    141     299
---------------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.    95    122    159    282     25     77    132    282     *      77    132     282
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class    96    126    165    293     26     81    138    293     *      81    138     293
A
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth    97    129    170    304     27     84    143    304     *      84    143     304
Fund
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed       95    121    156    276     25     76    129    276     *      76    129     276
Income Fund
---------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitizations during the first two contract years.

                                   138 of 142

The purpose of the Summary of Contract Expenses and Example is to assist the contract owner in understanding the various costs and expenses both direct and indirect. The expenses of the variable account as well as those of the underlying mutual funds are reflected in the Example chart above. For more complete descriptions of the expenses of the variable account, see "Standard Charges and Deductions." For more complete information regarding expenses paid out of the assets of a particular underlying mutual fund, see the underlying mutual fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example chart shown above (see "Premium Taxes").

                                   139 of 142

4. A new provision entitled "TAXATION OF SIMPLE IRA PLANS" is added to the prospectus after the provision entitled "QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, AND INDIVIDUAL RETIREMENT ACCOUNTS". The new provision reads as follows:

TAXATION OF SIMPLE IRA PLANS

Generally, distributions from a SIMPLE IRA are taxed in the same manner as an IRA described under Sections 408(a) and 408(b) of the Internal Revenue Code (see "Qualified Plans, Individual Retirement Annuities and Individual Retirement Accounts"). However, any payment or distribution received from a SIMPLE IRA during the Two-Year Period beginning on the date on which the individual first participated in any SIMPLE Plan maintained by the individual's employer, will be taxed according to Section 72(t)(6) of the Internal Revenue Code.

A SIMPLE IRA may receive contributions under a qualified salary reduction arrangement only. Therefore, a SIMPLE IRA cannot receive rollover distributions from non-SIMPLE IRA individual retirement accounts or individual retirement annuities; stock bonus, pension, or profit sharing plans; Section 403(b) plans; or any source, other than another SIMPLE IRA.

Distributions from SIMPLE IRAs generally are includible in income similar to the manner in which Distributions from IRAs are included in income. Section 72(t)(6) of the Internal Revenue Code provides that the rate of additional penalty tax is increased from 10% to 25% for withdrawals taken prior to age 59 1/2 during the Two-Year Period. If, however, one of the exceptions to the application of the tax under Internal Revenue Code Section 72(t) applies (for example, those amounts paid after age 59 1/2, after death, or as part of a series of substantially equal payments), the exception also applies to distributions within the Two-Year Period and the 25% additional penalty tax rate does not apply.

Distributions from a SIMPLE IRA during the Two-Year Period generally qualify as rollover contributions (and thus are not includible in gross income) only if the distributions are paid into another SIMPLE IRA and satisfy all other requirements as specified in Section 408(d)(3) of the Internal Revenue Code for treatment as rollover contributions.

Any amount in a SIMPLE IRA can be transferred to another SIMPLE IRA in a tax-free trustee-to-trustee transfer during the Two-Year Period. If however, during the Two-Year Period, an amount is paid from a SIMPLE IRA directly to the trustee of an IRA that is not a SIMPLE IRA, the payment will be treated as a distribution from the SIMPLE IRA and as a contribution to another IRA, and thus will not qualify as a rollover contribution. After the expiration of the Two-Year Period, any amount in a SIMPLE IRA can be transferred in a tax-free trustee-to-trustee transfer to another IRA that was not established as a SIMPLE IRA.

For information regarding eligibility to establish or participate in a SIMPLE IRA Plan, limitations on permissible amounts of purchase payments, and tax consequences of distributions from SIMPLE IRA Plans, the purchasers of such contracts should seek competent advice. The terms of such Plans may limit the rights available under the contract.

Any distribution from a SIMPLE IRA that is eligible for rollover treatment will be subject to federal tax withholding at the statutory rate (currently 20%) unless the distribution is made directly to an appropriate Plan as described above.


                                   140 of 142

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of the Nationwide Variable Account:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP


Columbus, Ohio
April 29, 1999

                                  141 of 142

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 17th day of September, 1999.




                                               NATIONWIDE VARIABLE ACCOUNT
                              -------------------------------------------------
                                                     (Registrant)
                                            NATIONWIDE LIFE INSURANCE COMPANY
                              -------------------------------------------------
                                                      (Depositor)


                                                   By/s/JOSEPH P. RATH
                              -------------------------------------------------
                                                    Joseph P. Rath
                               Vice President  -Office of Product and Market
                                Compliance



As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 17th day of September, 1999.


              SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                       Director
---------------------------------------
Lewis J. Alphin

A. I. BELL                                            Director
---------------------------------------
A. I. Bell

KENNETH D. DAVIS                                      Director
---------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                        Director
---------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                      Director
---------------------------------------
Willard J. Engel

FRED C. FINNEY                                        Director
---------------------------------------
Fred C. Finney

JOSEPH J. GASPER                            President and Chief Operating
---------------------------------------
Joseph J. Gasper                                Officer and Director

DIMON R. MCFERSON                           Chairman and Chief Executive
---------------------------------------
Dimon R. McFerson                               Officer and Director

DAVID O. MILLER                               Chairman of the Board and
---------------------------------------
David O. Miller                                       Director

YVONNE L. MONTGOMERY                                  Director
---------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President - Chief
---------------------------------------
Robert A. Oakley                                  Financial Officer

RALPH M. PAIGE                                        Director
---------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                    Director
---------------------------------------
James F. Patterson

ARDEN L. SHISLER                                      Director                         By /s/ JOSEPH P. RATH
---------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                          Joseph P. Rath

ROBERT L. STEWART                                     Director                           Attorney-in-Fact
---------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                       Director
---------------------------------------
Nancy C. Thomas



                                   142 of 142